File No. 333-108375

As filed on October 29, 2003

                                              U.S. SECURITIES AND EXCHANGE COMMISSION

                                                        Washington, DC 20549

                                                             FORM N-14
                                    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                                   Pre-Effective Amendment No. 1
                                                  Post-Effective Amendment No. |_|
                                                  (Check appropriate box or boxes)

                                                American Skandia Advisor Funds, INC.

                                         (Exact Name of Registrant as Specified in Charter)

                                                           (203) 926-1888
                                                  (Area Code and Telephone Number)

                                                        One Corporate Drive
                                                         Shelton, CT 06484
                                              Address of Principal Executive Offices:
                                              (Number, Street, City, State, Zip Code)

                                                     Edward P. Macdonald, Esq.
                                        Assistant Secretary, American Skandia Advisor Funds
                                                        One Corporate Drive
                                                         Shelton, CT 06484
                                               Name and Address of Agent for Service:
                                           (Number and Street) (City) (State) (Zip Code)

                                                             Copies to:

                                                     Robert K. Fulton, Esquire
                                               Stradley, Ronon, Stevens & Young, LLP
                                                      2600 One Commerce Square
                                                    Philadelphia, PA 19103-7098

                                      Approximate Date of Proposed Public Offering: As soon as
                                  practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of common stock of the ASAF Neuberger Berman Mid-Cap Value Fund of
American Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                                AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                  ASAF GABELLI ALL-CAP VALUE FUND
                                                        One Corporate Drive
                                                            P.O. Box 883
                                                     Shelton, Connecticut 06484

                                                     IMPORTANT PROXY MATERIALS
                                                          PLEASE VOTE NOW

Dear Shareholder:                                                                                                   October 10, 2003

I am writing to ask you to vote on an important  proposal  whereby the assets of the ASAF Gabelli  All-Cap  Value Fund (the "All-Cap
Value Fund") would be acquired by the ASAF  Neuberger  Berman  Mid-Cap  Value Fund (the  "Mid-Cap  Value Fund" and together with the
All-Cap  Value Fund,  the "Funds").  The proposed  acquisition  is referred to as a merger.  The Funds are each a series of American
Skandia  Advisor Funds,  Inc.  ("ASAF").  A shareholder  meeting for the All-Cap Value Fund is scheduled for November 21, 2003. Only shareholders of the All-Cap Value Fund will vote on the acquisition of the All-Cap Value Fund's assets by the Mid-Cap Value Fund.

This package contains  information  about the proposal and includes  materials you will need to vote. The Board of Directors of ASAF has reviewed the proposal and recommended  that it be presented to  shareholders of the All-Cap Value Fund for their  consideration.
Although the Directors  have  determined  that the proposal is in the best  interests of  shareholders,  the final decision is up to you.

If approved,  the proposed merger would give you the opportunity to participate in a larger fund with similar  investment  policies.
In addition,  shareholders  are expected to realize a reduction in both the net and gross annual  operating  expenses  paid on their investment in the combined fund. The accompanying  proxy statement and prospectus  includes a detailed  description of the proposal.
Please read the enclosed materials carefully and cast your vote.  Remember,  your vote is extremely  important,  no matter how large or small your  holdings.  By voting now,  you can help avoid  additional  costs that would be incurred  with  follow-up  letters and calls.

To vote, you may use any of the following methods:

o By Mail.  Please complete,  date and sign your proxy card before mailing it in the enclosed  postage paid envelope.  Votes must be received prior to November 21, 2003.

o By  Internet.  Have your proxy card  available.  Go to the web site  indicated  on your proxy card.  Enter your  12-digit  control number from your proxy card.  Follow the  instructions  found on the web site. Votes must be entered prior to 4 p.m. on November 20,
2003.

o By  Telephone.  Have your proxy  card  available.  Call the  toll-free  number on your proxy  card.  Enter your  12-digit  control number from your proxy card.  Follow the instructions given. Votes must be entered prior to 4 p.m. on November 20, 2003.

If you have any questions  before you vote,  please call us at  1-800-SKANDIA.  We are glad to help you  understand the proposal and assist you in voting. Thank you for your participation.

/s/Judy Rice

Judy Rice

President

                                                This page intentionally left blank.

                                                AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                  ASAF GABELLI ALL-CAP VALUE FUND
                                                        One Corporate Drive
                                                            P.O. Box 883
                                                     Shelton, Connecticut 06484

                                             NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special Meeting of  Shareholders  (the "Meeting") of the ASAF Gabelli All-Cap Value Fund (the "All-Cap
Value Fund") will be held at 100 Mulberry  Street,  Gateway  Center Three,  14th Floor,  Newark,  New Jersey 07102,  on November 21,
2003, at 11:00 a.m. Eastern Standard Time, for the following purposes:

1. For  shareholders  of the All-Cap  Value Fund, to approve or  disapprove a Plan of  Reorganization  under which the All-Cap Value
Fund will transfer all of its assets to, and all of its  liabilities  will be assumed by, the ASAF  Neuberger  Berman  Mid-Cap Value
Fund (the "Mid-Cap Value Fund").  In connection with this proposed  transfer,  each whole and fractional  share of each class of the
All-Cap  Value Fund shall be  exchanged  for whole and  fractional  shares of equal net asset value of the same class of the Mid-Cap
Value Fund and outstanding shares of the All-Cap Value Fund will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of  Directors  of American  Skandia  Advisor  Funds,  Inc.,  on behalf of the All-Cap  Value Fund,  has fixed the close of business  on  September  19,  2003 as the record date for the  determination  of the  shareholders  of the  All-Cap  Value Fund,  as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

/s/Edward P. Macdonald

Edward P. Macdonald

Assistant Secretary

Dated:  October 10, 2003

                                                     prospectus/proxy statement
                                                         TABLE OF CONTENTS

                                                                                                                                Page

Cover Page.....................................................................................................................Cover

                                                                 2

                                                AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                        One Corporate Drive
                                                            P.O. Box 883
                                                     Shelton, Connecticut 06484

                                                     PROSPECTUS/PROXY STATEMENT
                                                       Dated October 10, 2003

                                  Acquisition of the Assets of the ASAF Gabelli All-Cap Value Fund

                           By and in exchange for shares of the ASAF Neuberger Berman Mid-Cap Value Fund

         This  Prospectus/Proxy  Statement is furnished in connection with a Special  Meeting (the  "Meeting") of  shareholders  the
ASAF Gabelli  All-Cap Value Fund (the "All-Cap Value Fund") of American  Skandia Advisor Funds,  Inc. (the "Company")  called by the
Company to approve or disapprove a Plan of  Reorganization  (the "Plan").  If shareholders of the All-Cap Value Fund vote to approve the Plan, you will receive shares of the ASAF Neuberger  Berman Mid-Cap Value Fund (the "Mid-Cap Value Fund" and,  together with the
All-Cap Value Fund,  the "Funds") of the Company  equal in value to your  investment in shares of the All-Cap Value Fund as provided in the Plan and described at greater length below.  The All-Cap Value Fund will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry Street,  Gateway Center Three,  14th Floor,  Newark,  New Jersey 07102 on November
21, 2003 at 11:00 a.m.  Eastern  standard time.  The Board of Directors of the Company is soliciting  these proxies on behalf of the
All-Cap Value Fund.  This Prospectus/Proxy Statement will first be sent to shareholders on or about October 20, 2003.

         The investment objective of both the Mid-Cap Value Fund and the All-Cap Value Fund is to seek capital growth.

         This  Prospectus/Proxy  Statement gives the  information  about the proposed  reorganization  and issuance of shares of the
Mid-Cap  Value Fund that you should  know  before  investing.  You should  retain it for future  reference.  Additional  information about the Mid-Cap Value Fund and the proposed  reorganization  has been filed with the  Securities and Exchange  Commission  ("SEC")
and can be found in the following documents:

|_|      The  Prospectus  for the  Funds  dated  March 1,  2003 is  enclosed  with and  considered  a part of this  Prospectus/Proxy
     Statement.

|_|      A Statement of  Additional  Information  (SAI)  relating to this  Prospectus/Proxy  Statement  dated March 1, 2003 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI  relating  to this  Prospectus/Proxy  Statement  or other  documents  related to the
Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

         The SEC has not approved or disapproved  these securities or passed upon the adequacy of this  Prospectus/Proxy  Statement.
Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance  Corporation or any other U.S. government agency.  Mutual fund shares involve investment risks,  including the possible loss of principal.

SUMMARY

         This is only a summary of certain  information  contained  in this  Prospectus/Proxy  Statement.  You should  read the more complete information in the rest of this Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Funds (enclosed as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of  combining  the All-Cap
Value Fund and the  Mid-Cap  Value Fund of the  Company  into a single  Fund.  If  shareholders  of the  All-Cap  Value Fund vote to approve the Plan,  the assets of the All-Cap Value Fund will be  transferred  to the Mid-Cap Value Fund in exchange for a then equal value of shares of the  Mid-Cap  Value  Fund.  Shareholders  will have their  shares of the  All-Cap  Value Fund  exchanged  for the
Mid-Cap  Value Fund shares of equal dollar  value based upon the values of the shares at the time the All-Cap  Value Fund assets are transferred  to the Mid-Cap Value Fund.  The All-Cap Value Fund will be liquidated and  dissolved.  The proposed  reorganization  is referred  to in this  Prospectus/Proxy  Statement  as the  "Transaction."  As a result of the  Transaction,  you will  cease to be a shareholder of the All-Cap Value Fund and will become a shareholder of the Mid-Cap Value Fund.

         For the  reasons  set forth in the  "Reasons  for the  Transaction"  section,  the Board of  Directors  of the  Company has determined that the  Transaction is in the best interests of the  shareholders of the All-Cap Value Fund and the Mid-Cap Value Fund,
and also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of Directors of the Company,  on behalf of both the All-Cap Value Fund and the Mid-Cap  Value Fund,  has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the All-Cap Value Fund at the close of business on September  19, 2003 (the "Record  Date")
will be  entitled  to vote at the  Meeting,  and will be  entitled  to one vote for each full share and a  fractional  vote for each fractional  share that they hold.  The  affirmative  vote of the holders of a majority of the total  number of shares of the All-Cap
Value Fund outstanding and entitled to vote is necessary to approve the Transaction.

         Please vote your shares as soon as you receive this  Prospectus/Proxy  Statement.  You may vote by  completing  and signing the enclosed  ballot (the "proxy card") or over the Internet or by phone.  If you vote by any of these  methods,  your votes will be officially cast at the Meeting by persons appointed as proxies.

         You can revoke or change your voting  instructions  at any time until the vote is taken at the  Meeting.  For more  details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objectives and policies of the Funds

         This section  describes  the  investment  objectives  and policies of the All-Cap Value Fund and the Mid-Cap Value Fund and
the  differences  between them.  For a complete  description  of the  investment  policies and risks of the Mid-Cap Value Fund,  you should read the Prospectus for the Funds that is enclosed with this Prospectus/Proxy Statement.

         The investment  objectives of the Funds are identical - to seek capital  growth.  The Mid-Cap Value Fund invests  primarily in equity  securities of mid-cap  value  companies,  while the All-Cap  Value Fund invests in equity  securities of companies of all sizes.  Both Funds take a value approach to investing and primarily  invest in securities  that are believed to be selling at prices lower than what they are actually worth.

         The All-Cap Value Fund will primarily invest in readily  marketable  equity securities  including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Fund may invest in the securities of companies of all sizes, and may emphasize either larger or smaller companies at a given time based on the Fund's  sub-advisor's  assessment of particular  companies and market  conditions.  In making stock selections,  the Fund strives to earn a 10% real rate of return.  The
Fund focuses on companies that appear  under-priced  relative to the value that the Fund's  sub-advisor  believes informed investors would be willing to pay for the company. The Fund's sub-advisor  considers factors such as price,  earnings  expectations,  earnings and price histories,  balance sheet  characteristics and perceived  management skills. The Fund's sub-advisor also considers changes in  economic  and  political  outlooks as well as  individual  corporate  developments.  The Fund's  sub-advisor  will sell any Fund investments that lose their perceived value relative to other investments.

         The  Mid-Cap  Value  Fund will  invest,  under  normal  circumstances,  at least  80% of the value of its  assets in medium capitalization  companies.  Companies with equity market  capitalizations that fall within the range of the Russell Midcap(R)Index at the time of investment are considered  mid-cap  companies for purposes of the Fund. Some of the Fund's assets may be invested in the securities  of large-cap  companies  as well as in small-cap  companies.  The Fund seeks to reduce risk by  diversifying  among many companies and industries.  Under the Fund's  value-oriented  investment  approach,  the Fund's  sub-advisor  looks for  well-managed companies  whose stock prices are  undervalued  and that may rise in price when other  investors  realize their worth.  Factors that the Fund's  sub-advisor may use to identify these companies  include strong  fundamentals,  such as a low  price-to-earnings  ratio, consistent  cash flow, and a sound track record  through all phases of the market cycle.  The Fund's  sub-advisor  may also look for other  characteristics  in a company,  such as a strong  position  relative to  competitors,  a high level of stock  ownership among management,  or a recent sharp decline in stock price that appears to be the result of a short-term market  overreaction to negative news.  The Fund's  sub-advisor  generally  considers  selling a stock when it  reaches a target  price,  when it fails to perform as expected, or when other opportunities appear more attractive.

Diversification

         Both Funds are  diversified  funds.  This means that,  with respect to 75% of the value of each Fund's total  assets,  each
Fund invests in cash,  cash items,  obligations  of the U.S.  Government,  its agencies or  instrumentalities,  securities  of other investment  companies and "other  securities." The "other  securities" are subject to the requirement that not more than 5% of total assets  of the Fund will be  invested  in the  securities  of a single  issuer  and that the Fund will not hold more than 10% of any single issuer's outstanding voting securities.

         The Funds may not purchase the  securities  of any issuer if, as a result,  a Fund would fail to be a  diversified  company within the meaning of the  Investment  Company Act of 1940,  as amended  ("Investment  Company  Act") and the rules and  regulations promulgated thereunder.

Borrowing, Issuing Senior Securities and Pledging Assets

         Neither Fund may issue senior  securities,  borrow money or pledge assets except as permitted under the Investment  Company
Act, the rules and regulations  promulgated  thereunder,  or under any exemptive  order,  SEC release,  no-action  letter or similar relief or interpretations.

Lending

         Both Funds may lend assets to brokers,  dealers and financial  institutions.  Both Funds may make loans,  including through loans of assets of the Fund, repurchase  agreements,  trade claims, loan participations or similar investments,  as permitted by the
Investment  Company Act. For purposes of this limitation and consistent  with the Fund's  investment  objective,  the acquisition of bonds,  debentures,  other debt  securities  or  instruments,  or  participations  or other  interests  therein and  investments  in government  obligations,  commercial  paper,  certificates  of deposit,  bankers'  acceptances or instruments  similar to any of the foregoing will not be considered the making of a loan.

Illiquid Securities

         Both  Funds may  invest  in  illiquid  securities,  including  those  without a readily  available  market  and  repurchase agreements with maturities longer than seven days. Both Funds may hold up to 15% of its net assets in illiquid securities.

Temporary Defensive Investments

         Although  each Fund  normally  invest  assets  according  to its  investment  strategy,  there  are  times  when a Fund may temporarily  invest up to 100% of its assets in money  market  instruments  in response  to adverse  market,  economic or  political conditions.

         For more information about the risks and restrictions  associated with these policies,  see the Funds' Prospectus,  and for a more detailed discussion of the Funds' investments,  see the Statements of Additional  Information,  all of which are incorporated into this Proxy Statement by reference.

Derivative Strategies

         Both Funds may use certain  derivative  strategies  to try to improve the Fund's  returns or hedging  techniques  to try to protect its assets.  Derivatives,  such as futures,  options,  foreign  currency  forward  contracts,  options on futures and swaps, involve  costs and can be  volatile.  With  derivatives,  the  Fund's  sub-advisor  is  trying to  predict  whether  the  underlying investment--  a security,  market index,  currency,  interest  rate or some other asset,  rate or index-- will go up or down at some future date.  Each Fund may use  derivatives  to try to reduce risk or to increase  return,  taking into account the Fund's  overall investment  objective.  The Funds  cannot  guarantee  these  derivative  strategies  will work,  that the  instruments  necessary to implement  these  strategies  will be available or that the Funds will not lose money.  While the Mid-Cap  Value Fund will not enter into futures  contracts or related options,  it may utilize other derivative  strategies such as other types of option  transactions and foreign currency forward contracts.

Foreign Securities

         Both  Funds  may  invest in  foreign  securities.  The  All-Cap  Value  Fund may  invest  up to 25% of its total  assets in securities  of non-U.S.  issuers.  The Mid-Cap  Value Fund may invest up to 10% of its total  assets in  securities  denominated  in foreign  currencies,  but may invest without  limitation in securities of foreign  companies that are  denominated in U.S.  dollars.
Investments in securities of foreign  issuers may involve risks that are not present with domestic  investments.  While  investments in foreign securities can reduce risk by providing further  diversification,  such investments involve "sovereign risks" in addition to the credit and market risks to which  securities  generally are subject.  Sovereign  risks includes  local  political or economic developments,  potential  nationalization,  withholding taxes on dividend or interest  payments,  and currency blockage (which would prevent cash from being brought back to the United  States).  Compared to United States  issuers,  there is generally  less publicly available  information  about  foreign  issuers and there may be less  governmental  regulation  and  supervision  of foreign  stock exchanges,  brokers and listed companies.  Foreign issuers are not generally subject to uniform  accounting,  auditing and financial reporting  standards,  practices and requirements  comparable to those applicable to domestic issuers. In some countries,  there may also be the  possibility of  expropriation  or confiscatory  taxation,  difficulty in enforcing  contractual and other  obligations, political or social  instability  or  revolution,  or diplomatic  developments  that could affect  investments  in those  countries.
Securities  of some foreign  issuers are less liquid and their prices are more  volatile  than  securities  of  comparable  domestic issuers.  Further,  it may be more  difficult  for the Company's  agents to keep  currently  informed  about  corporate  actions and decisions that may affect the price of portfolio securities.  Brokerage  commissions on foreign securities  exchanges,  which may be fixed,  may be higher than in the United States.  Settlement of  transactions  in some foreign  markets may be less frequent or less reliable than in the United States, which could affect the liquidity of investments.

Investment Restrictions

         Each of the Funds has substantially identical fundamental investment restrictions.

Federal Income Tax Considerations

         Each Fund is  treated as a separate  entity  for  federal  income tax  purposes.  Each Fund has  qualified  and  elected or intends to qualify and elect to be treated as a "regulated  investment  company" under  Subchapter M of the Internal Revenue Code of
1986,  as amended (the  "Code"),  and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Fund must, among other things,  (a) derive at least 90% of its gross income from dividends,  interest,  payments with respect to loans of stock  and  securities,  gains  from the sale or other  disposition  of stock,  securities  or  foreign  currency  and other  income
(including  but not  limited to gains from  options,  futures,  and  forward  contracts)  derived  with  respect to its  business of investing in such stock,  securities or foreign currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable  year,  (i) at least 50% of the value of the Fund's  total  assets is  represented  by cash,  cash  items,  U.S.  Government securities,  securities of other regulated investment  companies,  and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets,  and 10% of the outstanding  voting  securities of such issuer,  and (ii) not more than 25% of the  value of its total  assets is  invested  in the  securities  of any one  issuer  (other  than U.S.  Government securities or securities of other regulated  investment  companies).  As a regulated  investment  company, a Fund (as opposed to its shareholders)  will not be subject to federal income taxes on the net investment  income and capital gain that it distributes to its shareholders,  provided that at least 90% of its net  investment  income and realized net  short-term  capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements

         The  Transaction  may entail  various tax  consequences  which are  discussed  under the caption "Tax  Consequences  of the
Transaction."

Risks of investing in the Funds

         Like all  investments,  an  investment in either Fund involves  risk.  There is no assurance  that either of the Funds will meet its investment  objective.  As with any fund investing  primarily in equity  securities,  the value of the securities held by a
Fund may decline.  Stocks can decline for many reasons,  including reasons related to the particular company,  the industry of which it is a part, or the securities markets generally.  These declines may be substantial.

         The risk to which a capital  growth fund is subject  depends in part on the size of the  companies in which the  particular fund invests.  Securities of smaller  companies  tend to be subject to more abrupt and erratic price  movements  than  securities of larger  companies,  in part because they may have limited  product  lines,  market or financial  resources.  Overall,  the Funds are exposed to similar risks in that the Mid-Cap Value Fund invests primarily in  medium-capitalization  companies and the All-Cap Value
Fund invests in equity securities  without regard to capitalization,  and may include large,  medium and small companies at the same time.  However,  because the  investment  policies of the All-Cap  Value Fund offer the ability to invest in companies of all sizes, the  All-Cap  Value Fund could be subject  to  somewhat  less risk than the  Mid-Cap  Value  Fund when  emphasizing  investments  in large-cap  equity  securities  and subject to a greater level of risk than the Mid-Cap Value Fund when  emphasizing  investments  in securities  of small  companies.  Further,  value  stocks are  believed  to be selling at prices  lower than what they are  actually worth,  while growth stocks are those of companies that are expected to grow at above-average  rates.  Value investing  historically has involved less risk than  investing in growth  companies,  although this will not always be the case.  The stocks  purchased by a value fund may remain  undervalued  during a short or extended  period of time.  This may happen  because value stocks as a category lose favor with  investors  compared to growth  stocks,  or because of a failure to  anticipate  which  stocks or  industries  would benefit from changing  market or economic  conditions.  Both the All-Cap Value Fund and the Mid-Cap Value Fund take a value approach to investing.

Management of the Company and the Funds

         American  Skandia  Investment  Services,  Inc.  ("ASISI"),  One  Corporate  Drive,  Shelton,  Connecticut,  and  Prudential
Investments LLC ("PI"),  Gateway Center Three, 100 Mulberry Street,  Newark,  New Jersey,  serve as co-managers (each an "Investment
Manager" and together the "Investment  Managers") pursuant to an investment  management agreement with the Company on behalf of each
Fund (the "Management  Agreement").  Under the Management  Agreement,  PI, as co-manager,  will provide supervision and oversight of
ASISI's investment  management  responsibilities with respect to the Company.  Pursuant to the Management Agreement,  the Investment
Managers will jointly  administer each Fund's  business  affairs and supervise each Fund's  investments.  Subject to approval by the
Board of  Directors,  the  Investment  Managers  may select and employ one or more  sub-advisors  for a Fund,  who will have primary responsibility  for  determining  what  investments  the Fund will  purchase,  retain and sell.  Also subject to the approval of the
Board of Directors,  the  Investment  Managers may  reallocate a Fund's assets among  sub-advisors  including (to the extent legally permissible) affiliated sub-advisors, consistent with a Fund's investment objectives.

         The Company has obtained an exemption  from the SEC that permits an Investment  Manager to change  sub-advisors  for a Fund and to enter into new sub-advisory  agreements,  without obtaining  shareholder approval of the changes. Any such sub-advisor change would continue to be subject to approval by the Board of Directors of the Company.  This  exemption  (which is similar to exemptions granted to other  investment  companies  that are  operated  in a similar  manner as the  Company) is  intended  to  facilitate  the efficient supervision and management of the sub-advisors by the Investment Managers and the Directors of the Company.

         The Investment  Managers  currently engage the following  sub-advisors to manage the investments of each Fund in accordance with the Fund's  investment  objective,  policies and  limitations  and any  investment  guidelines  established  by the  Investment
Managers.  Each  sub-advisor is responsible,  subject to the supervision and control of the Investment  Managers,  for the purchase, retention and sale of securities in the Fund's investment portfolio under its management.

         GAMCO Investors, Inc. ("GAMCO"),  with principal offices located at One Corporate Center, Rye, New York 10580-1434,  serves as  Sub-advisor  to the All-Cap  Value Fund.  GAMCO managed  approximately  $9.97 billion in assets as of December 31, 2002 and is a wholly-owned  subsidiary  of Gabelli Asset  Management  Inc.  Mario J. Gabelli,  CFA, is primarily  responsible  for the  day-to-day management of the All-Cap Value Fund.  Mr.  Gabelli has managed the All-Cap Value Fund since its inception in September,  2000.  Mr.
Gabelli  has been Chief  Executive  Officer  and Chief  Investment  Officer  of GAMCO and its  predecessor  since the  predecessor's inception in 1978.

         Neuberger Berman Management Inc. ("NB  Management"),  605 Third Avenue,  New York, NY 10158,  serves as sub-advisor for the
Mid-Cap  Value Fund.  NB  Management  and its  predecessor  firms have  specialized  in the  management  of mutual funds since 1950.
Neuberger Berman, LLC ("Neuberger  Berman"),  an affiliate of NB Management,  acts as a principal broker in the purchase and sale of portfolio  securities for the Funds for which it serves as Sub-advisor,  and provides NB Management  with certain  assistance in the management of the Funds without added cost to the Funds or ASISI.  Neuberger Berman and its affiliates manage  securities  accounts, including mutual funds,  that had approximately  $56.1 billion of assets as of December 31, 2002. The portfolio manager  responsible for the day-to-day  management of the Mid-Cap Value Fund is Andrew  Wellington.  Mr. Wellington has been managing the Fund since May
2003. Mr.  Wellington has been with NB Management  since 2001,  where he is currently a Managing  Director and a Portfolio  Manager.
From 2000 until 2001,  Mr.  Wellington  served as a Portfolio  Manager at Pzena  Investment  Management  ("Pzena").  From 1996 until
1999, he served as a Senior Research Analyst at Pzena.

Fee Arrangements

         The Funds have  comparable fee  arrangements.  Under the  Management  Agreement with respect to the All-Cap Value Fund, the
Fund is  obligated  to pay ASISI an annual  investment  management  fee equal to .95% of its average  daily net  assets.  Similarly, under the  Management  Agreement  with respect to the Mid-Cap  Value Fund,  the Fund is obligated to pay ASISI an annual  investment management  fee equal to 0.90% of its  average  daily  net  assets.  ASISI  pays  GAMCO and NB  Management  a  sub-advisory  fee for sub-advisory  services for the All-Cap Value Fund and the Mid-Cap Value Fund,  respectively.  ASISI pays these  sub-advisory fees at no additional costs to the Funds.  Under the current  sub-advisory  agreement for the All-Cap Value Fund, ASISI pays GAMCO an annual sub-advisory  fee equal to the  following  percentages  of the combined  average  daily net assets of the All-Cap Value Fund and the series of American  Skandia Trust that is managed by the sub-advisor  and identified by the sub-advisor and the Investment  Managers as being  similar to the All-Cap  Value Fund:  0.50% of the portion of the combined  average  daily net assets not in excess of $500 million;  plus 0.40% of the portion in excess of $500 million.  GAMCO has  voluntarily  agreed to waive a portion of its fee so that the following fee schedule based on combined assets is in effect:  0.40% of the portion of combined  average daily net assets not in excess of $500 million;  plus 0.35% of the portion of combined assets over $500 million but not in excess of $1 billion;  plus 0.30%
of the portion of combined  assets over $1 billion.  Under the current  sub-advisory  agreement  for the Mid-Cap  Value Fund,  ASISI pays NB  Management  an  annual  sub-advisory  fee  equal to 0.40% of the  Fund's  average  daily  net  assets.  NB  Management  has voluntarily  agreed to waive a portion of its fee so that the following fee schedule based on the combined  average daily net assets of the Mid-Cap Value Fund, the ASAF Neuberger  Berman Mid-Cap Growth Fund and the series of American  Skandia Trust that are managed by the  sub-advisor  and  identified by the  sub-advisor  and  Investment  Managers as being similar to the Fund and ASAF  Neuberger
Berman  Mid-Cap  Growth  Fund is in  effect:  0.40% of the  portion  of the  combined  average  daily net assets not in excess of $1 billion; plus 0.35% of the portion over $1 billion.  Voluntary fee waivers may be revoked by the sub-advisor at any time.

         During the calendar year ended  December 31, 2002,  the All-Cap Value Fund paid $743,861 in investment  management  fees to
ASISI.  If the fee rate  applicable to the Mid-Cap  Value Fund had been in effect  during such period,  the Mid-Cap Value Fund would have paid $704,710 in investment  management fees to ASISI.  Because the Investment  Management fee rates currently paid to ASISI by the All-Cap  Value Fund are greater than the fee rates paid by the Mid-Cap  Value Fund,  former  shareholders  of the All-Cap  Value
Fund will pay a lesser  investment  advisory fee rate after becoming  shareholders  of the Mid-Cap Value Fund upon completion of the
Transaction.

Distribution Plan

         The  Company  adopted a  Distribution  and  Service  Plan  (commonly  known as a "12b-1  Plan") for each class of shares to compensate the Funds' distributor for its services and costs in distributing shares and servicing  shareholder  accounts.  Under the
Distribution  and Service  Plan for Class A shares,  each Fund pays the  distributor  0.50% of the Fund's  average  daily net assets attributable  to Class A shares.  Under the Plans for Class B, X and C shares,  each Fund pays the  distributor  1.00% of the Fund's average daily net assets  attributable  to the relevant Class of shares.  Because these fees are paid out of the Funds' assets on an ongoing  basis,  these fees may,  over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales  charges.  The  distributor  uses  distribution  and service fees received  under each 12b-1 Plan to  compensate  qualified dealers for services  provided in connection  with the sale of shares and the maintenance of shareholder  accounts.  The distributor has assigned its right to receive distribution and service fees under the Class B and X 12b-1 Plans to a third party.

Valuation

         The net asset value ("NAV") per share is  determined  for each class of shares for each Fund as of the time of the close of the NYSE  (which is  normally  4:00 p.m.  Eastern  Time) on each  business  day by  dividing  the value of the Fund's  total  assets attributable to a class, less any liabilities,  by the number of total shares of that class outstanding.  In general,  the assets of each Fund are valued on the basis of market quotations.  However,  in certain  circumstances where market quotations are not readily available or where market  quotations for a particular  security or asset are believed to be incorrect,  securities and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The  purchase  policies  for each Fund are  identical.  The  offering  price is the NAV plus any initial  sales charge that applies.  Class A shares are sold at NAV plus an initial  sales  charge  that  varies  depending  on the amount of your  investment.
Class B shares are sold at NAV per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within seven years of their  purchase,  a contingent  deferred  sales charge  ("CDSC") will be deducted  from the  redemption  proceeds.  Class C shares are sold at NAV per share plus an initial  sales charge of 1% of the offering  price.  If Class C shares are redeemed  within
12 months of the first  business  day of  calendar  month of their  purchase,  a CDSC of 1.0% will be deducted  from the  redemption proceeds.  Class X shares are sold at NAV per share without an initial  sales  charge.  In addition,  investors  purchasing  Class X shares will receive,  as a bonus,  additional  shares having a value equal to 2.50% of the amount invested.  Although Class X shares are sold without an initial sales charge,  if Class X shares are redeemed within 8 years of their purchase,  a CDSC will be deducted from the redemption proceeds.

         The  redemption  policies  for each Fund are  identical.  Your  shares will be sold at the next NAV  determined  after your order to sell is received,  less any applicable CDSC imposed.  Refer to the Funds' Prospectus for more information  regarding how to sell shares.

         Shares  of each  Fund may be  exchanged  for  shares  of the same  class  of  other  Funds at NAV per  share at the time of exchange.  Exchanges  of shares  involve a  redemption  of the shares of the Fund you own and a purchase of shares of another  Fund.
Shares are normally  redeemed and purchased in the exchange  transaction on the business day on which the Transfer Agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will  distribute  substantially  all of its income and capital  gains to  shareholder  each year.  Each Fund will declare dividends, if any, annually.

Fees and expenses

         The following  table  describes the fees and expenses that  shareholders  may pay if they hold shares of the Funds, as well as the projected fees and expenses of the Mid-Cap Value Fund after the Transaction.

Class A Shares

                                                                                             Mid-Cap Value Fund
                                                       All-Cap Value      Mid-Cap Value      After Transaction
                                                        Fund Class A       Fund Class A           Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  5.75%             5.75%                5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                      None1             None1                None1
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              0.90%                0.90%
       Estimated Distribution (12b-1) Fees........               0.50%              0.50%                0.50%
       Other Expenses.............................               0.86%              0.65%                0.66%
       Advisory Fee Waivers and Expense Reimbursement           (0.46)%            (0.20)%              (0.21)%
       Total Annual Fund Operating Expenses.......               1.85%              1.85%                1.85%

Class B Shares

                                                                                             Mid-Cap Value Fund
                                                       All-Cap Value      Mid-Cap Value      After Transaction
                                                        Fund Class B       Fund Class B           Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     On Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              0.90%                0.90%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.86%              0.65%                0.66%
       Advisory Fee Waivers and Expense Reimbursement           (0.46)%            (0.20)%              (0.21)%
       Total Annual Fund Operating Expenses.......               2.35%              2.35%                2.35%

Class C Shares

                                                                                             Mid-Cap Value Fund
                                                       All-Cap Value      Mid-Cap Value      After Transaction
                                                        Fund Class C       Fund Class C           Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     On Purchases (as % of offering price)                  1.00%             1.00%                1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     1.00%3             1.00%3               1.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              0.90%                0.90%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.86%              0.65%                0.66%
       Advisory Fee Waivers and Expense Reimbursement           (0.46)%            (0.20)%              (0.21)%
       Total Annual Fund Operating Expenses.......               2.35%              2.35%                2.35%

Class X Shares

                                                                                             Mid-Cap Value Fund
                                                       All-Cap Value      Mid-Cap Value      After Transaction
                                                        Fund Class X       Fund Class X           Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              0.90%                0.90%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.86%              0.65%                0.66%
       Advisory Fee Waivers and Expense Reimbursement           (0.46)%            (0.20)%              (0.21)%
       Total Annual Fund Operating Expenses.......               2.35%              2.35%                2.35%
1. Under  certain  circumstances,  purchases of Class A shares not subject to an initial  sales  charge  (load) will be subject to a contingent  deferred  sales  charge  (load)  ("CDSC")  if  redeemed  within 12  months of the  calendar  month of  purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
2. A $10 fee may be imposed for wire  transfers of redemption  proceeds.  For an  additional  discussion  of wire  redemptions,  see this Prospectus under "How to Redeem Shares."
3. If you  purchase  Class B or X shares,  you do not pay an initial  sales  charge but you may pay a CDSC if you redeem some or all of your shares  before the end of the  seventh (in the case of Class B shares) or eighth (in the case of Class X shares)  year after which you purchased  such shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for  redemptions  of Class B shares  occurring in years one through  seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for  redemptions  of Class X shares  occurring  in years one through  eight,  respectively.  No CDSC is charged after these  periods.  If you purchase  Class C shares,  you may pay an initial  sales  charge  of 1% and you may  incur a CDSC if you  redeem  some or all of your  Class C shares  within 12 months of the calendar month of purchase.  For a discussion of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

Full  Redemption - These  examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other  mutual  funds,  and the cost of  investing  in the  Mid-Cap  Value Fund after the  Transaction.  They  assume that you invest
$10,000,  that you receive a 5% return each year,  and that the Funds'  total  operating  expenses  remain the same.  Although  your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   752           1,213           1,700           3,035
Mid-Cap Value Fund                                   752           1,163           1,598           2,802
Mid-Cap Value Fund                                   752           1,165           1,602           2,812
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   838           1,228           1,643           2,985
Mid-Cap Value Fund                                   838           1,175           1,538           2,748
Mid-Cap Value Fund                                   838           1,177           1,542           2,758
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   436           919             1,529           3,174
Mid-Cap Value Fund                                   436           867             1,424           2,942
Mid-Cap Value Fund                                   436           869             1,428           2,951
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   844           1,248           1,780           3,182
Mid-Cap Value Fund                                   844           1,194           1,671           2,942
Mid-Cap Value Fund                                   844           1,196           1,675           2,951
(Projected after the Transaction)

No Redemption - You would pay the following  expenses  based on the above  assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   752           1,213           1,700           3,035
Mid-Cap Value Fund                                   752           1,163           1,598           2,802
Mid-Cap Value Fund                                   752           1,165           1,602           2,812
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   238           828             1,443           2,985
Mid-Cap Value Fund                                   238           775             1,338           2,748
Mid-Cap Value Fund                                   238           777             1,342           2,758
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   336           919             1,529           3,174
Mid-Cap Value Fund                                   336           867             1,424           2,942
Mid-Cap Value Fund                                   336           869             1,428           2,951
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Value Fund                                   244           848             1,480           3,182
Mid-Cap Value Fund                                   244           794             1,371           2,942
Mid-Cap Value Fund                                   244           796             1,375           2,951
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of the Class A shares of each Fund for each full  calendar  year the Fund has been in operation.  The first table below each bar chart shows each such Fund's best and worst quarters  during the periods  included in the bar chart.  The second  table shows the average  annual  total  returns  before taxes for each Class of each Fund for 2002 and since inception,  as well as the  average  annual  total  returns  after  taxes on  distributions  and after  taxes on  distributions  and redemptions for Class A shares of each Fund for 2002 and since inception.

         This  information may help provide an indication of each Fund's risks by showing  changes in performance  from year to year and by comparing the Fund's  performance  with that of a broad-based  securities  index.  The average annual  figures  reflect sales charges;  the  other  figures  do not,  and  would be lower  if they  did.  All  figures  assume  reinvestment  of  dividends.  Past performance does not necessarily indicate how a Fund will perform in the future.

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       WORST QUARTER
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 10.69%, 4th Quarter 2002                        Down 16.67%, 3rd Quarter 2001
                  -------------------------------------------------- ------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2002
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years                  10 Years
                  Class A                                             (or since inception*)
                                                         1 Year
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -25.37%                    -11.57%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -25.37%                    -11.61%                      N/A
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -15.58%                     -9.11%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -27.26%                    -11.74%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -23.04%                    -10.11%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -25.21%                    -10.73%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Index
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 500 Index              -22.09%                    -19.69%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  * Inception date: September 11, 2000
                  After-tax  returns  are shown for Class A shares  only.  The  after-tax  returns  for  other  Classes  will  vary.
                  After-tax returns are calculated using the historical  highest individual federal marginal income tax rates and do not  reflect the impact of state and local  taxes.  During  periods of negative  NAV  performance,  the  after-tax returns assume the investor  receives a write-off at the historical  highest  individual  federal  marginal income rate.  Actual  after-tax  returns  depend on an  investor's  tax  situation  and may differ from those shown,  and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred  arrangements such as 401(k) plans or individual retirement accounts.

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       WORST QUARTER
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 13.99%, 2nd Quarter 1999                        Down 14.64%, 3rd Quarter 2002
                  -------------------------------------------------- ------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2002
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception*)           10 Years
                                                         1 Year
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -15.85%                      5.97%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -15.85%                      5.91%                      N/A
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                     -9.73%                      4.76%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -17.17%                      6.52%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -13.07%                      6.67%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -14.97%                      6.92%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  INDEX
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 400 Index              -14.53%                     11.53%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  * Inception date: August 19, 1998
                  After-tax  returns  are shown for Class A shares  only.  The  after-tax  returns  for  other  Classes  will  vary.
                  After-tax returns are calculated using the historical  highest individual federal marginal income tax rates and do not  reflect the impact of state and local  taxes.  During  periods of negative  NAV  performance,  the  after-tax returns assume the investor  receives a write-off at the historical  highest  individual  federal  marginal income rate.  Actual  after-tax  returns  depend on an  investor's  tax  situation  and may differ from those shown,  and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred  arrangements such as 401(k) plans or individual retirement accounts.

                  Part of the historical  performance of the Fund is due to purchases of securities sold in Initial Public Offerings
                  ("IPOs")  that  materially  affected the  performance  of the Fund.  The effect of IPOs on the Fund's  performance depends on a variety of factors  including the number of IPOs that the Fund invests in, whether and to what extent a security  purchased in an IPO appreciates in value, and the asset base of the Fund.  Although Funds may purchase
                  IPOs,  not all  such  purchases  may  materially  affect  performance.  There  is no  guarantee  that  the  Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

REASONS FOR THE TRANSACTION

         The  Directors,  including  all of the  Directors  who  are not  "interested  persons"  of the  Company  (the  "Independent
Directors")  have  unanimously  determined that the Transaction  would be in the best interests of the shareholders of All-Cap Value and the Mid-Cap  Value Funds and that the  interests of the  shareholders  of All-Cap Value and the Mid-Cap Value Funds would not be diluted as a result of the  Transaction.  At a meeting  held on July 25,  2003,  the Board  considered  a number of factors  that it believes benefits the shareholders of All-Cap Value Fund, including the following:

o the compatibility of the Funds' investment objectives, policies and restrictions;

o the relative past and current  growth in assets and  investment  performance  of the Funds and future  prospects for Mid-Cap Value
Fund;

o the relative expense ratios of the Funds;

o the tax consequences of the merger; and

o the relative size of the All-Cap Value Fund and the lack of growth in the assets and the number of  shareholders  of All-Cap Value
Fund.

         At the July 25 meeting,  PI and ASISI  recommended  the merger to the Board.  In  recommending  the merger,  the Investment
Manager  advised the Board that the Funds have identical  investment  objectives,  and similar  policies and investment  portfolios.
Further,  PI advised that while the strategy of the All-Cap Value Fund allows for  investments in equity  securities of companies of all sizes,  since its inception is September,  2000 the All-Cap Value Fund has settled into the  mid/large-cap  value fund category.
Thus, the risk exposure to each of the Funds is also  substantially  similar.  The Investment  Managers advised the Board that as of
March 31,  2003,  the  All-Cap  Value  Fund had assets of  approximately  $71  million  while the  Mid-Cap  Value Fund had assets of approximately  $192.5  million,  and the All-Cap Value Fund had a higher cost structure and higher gross annual  operating  expenses compared to the Mid-Cap  Value Fund.  Accordingly,  by merging the Funds,  All-Cap  Value  shareholders  would enjoy a greater asset base and lower  cost  structure.  The  Board  considered  that if the  merger is  approved,  shareholders  of  All-Cap  Value  Fund, regardless of the class of shares they own,  should  realize a reduction in the gross annual  operating  expenses  (that is, without any waivers or reimbursements) paid on their investment.

         The Board,  including a majority of the Independent  Directors,  unanimously  concluded that the Transaction is in the best interests of the  shareholders  of the All-Cap  Value Fund and the Mid-Cap  Value Fund and that no dilution of value would result to the  shareholders  of the All-Cap Value Fund or the Mid-Cap Value Fund from the  Transaction.  Consequently,  the Board approved the
Plan and recommended that shareholders of the All-Cap Value Fund vote to approve the Transaction.

         For the reasons discussed above, the Board of Directors unanimously recommends that you vote For the Plan.

         If  shareholders  of the All-Cap Value Fund do not approve the Plan,  the Board will  consider  other  possible  courses of action for the All-Cap Value Fund,  including,  among others,  consolidation of the All-Cap Value Fund with one or more Funds of the
Company other than the Mid-Cap Value Fund or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If shareholders of the All-Cap Value Fund approve the Plan, the  Transaction  will take place after various  conditions are satisfied  by the Company on behalf of the All-Cap  Value Fund and the Mid-Cap  Value Fund,  including  the  preparation  of certain documents.  The Company  will  determine a specific  date for the actual  Transaction  to take  place.  This is called the  "closing date."  If the shareholders of the All-Cap Value Fund do not approve the Plan, the Transaction will not take place.

         If the  shareholders  of the All-Cap Value Fund approve the Plan,  the All-Cap Value Fund will deliver to the Mid-Cap Value
Fund  substantially  all of its assets on the closing date. As a result,  shareholders  of the All-Cap Value Fund will  beneficially own shares of the Mid-Cap  Value Fund that,  as of the date of the  exchange,  have a value equal to the dollar  value of the assets delivered to the Mid-Cap Value Fund. The stock  transfer  books of the All-Cap Value Fund will be permanently  closed on the closing date.  Requests to transfer or redeem  assets  allocated  to the All-Cap  Value Fund may be  submitted  at any time before 4:00 p.m.
Eastern  standard time on the closing date;  requests that are received in proper form prior to that time will be effected  prior to the closing.

         To the  extent  permitted  by law,  the  Company  may amend the Plan  without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction at any time before or, to the extent  permitted by law, after the approval by shareholders of the All-Cap Value Fund.

Expenses of the Transaction

         The expenses  resulting  from the  Transaction  will be paid by PI (or its  affiliates).  The  portfolio  securities of the
All-Cap  Value Fund will be  transferred  in-kind to the Mid-Cap Value Fund prior to the  restructuring  of the All-Cap Value Fund's investment portfolio.  Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under the Code.
It is a condition to each Fund's  obligation to complete the Transaction  that the Funds will have received an opinion from Stradley
Ronon Stevens & Young, LLP, counsel to the Funds,  based upon  representations  made by the All-Cap Value Fund and the Mid-Cap Value
Fund, and upon certain assumptions, substantially to the effect that:

1. The  acquisition  by the Mid-Cap Value Fund of the assets of the All-Cap  Value Fund in exchange  solely for voting shares of the
Mid-Cap Value Fund and the assumption by the Mid-Cap Value Fund of the  liabilities  of the All-Cap Value Fund, if any,  followed by the distribution of Mid-Cap Value Fund shares acquired by the All-Cap Value Fund pro rata to their  shareholders,  will constitute a reorganization  within the meaning of  Section 368(a)(1)  of the Code,  and the Mid-Cap  Value Fund and the All-Cap  Value Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

2. The  shareholders  of the All-Cap  Value Fund will not  recognize  gain or loss upon the  exchange of all of their  shares of the
All-Cap Value Fund solely for shares of  the Mid-Cap Value Fund, as described above and in the Plan;

3. No gain or loss will be  recognized  by the  All-Cap  Value Fund upon the  transfer  of its assets to the  Mid-Cap  Value Fund in exchange  solely for Class A,  Class B,  Class C,  and Class X shares of the Mid-Cap  Value Fund and the  assumption  by the Mid-Cap
Value Fund of the  liabilities  of the All-Cap  Value Fund,  if any. In addition,  no gain or loss will be recognized by the Mid-Cap
Value Fund on the  distribution  of such shares to the  shareholders  of the All-Cap Value Fund in  liquidation of the All-Cap Value
Fund;

4. No gain or loss will be  recognized  by the Mid-Cap  Value Fund upon the  acquisition  of the assets of the All-Cap Value Fund in exchange solely for shares of the Mid-Cap Value Fund and the assumption of the liabilities of the All-Cap Value Fund, if any;

5.  Mid-Cap  Value Fund's basis for the assets  acquired  from the All-Cap  Value Fund will be the same as the basis of these assets when held by the All-Cap Value Fund immediately  before the transfer,  and the holding period of such assets acquired by the Mid-Cap
Value Fund will include the holding period of these assets when held by the All-Cap Value Fund;

6.  All-Cap  Value  Fund's  shareholders'  basis for the shares of the Mid-Cap  Value Fund to be  received  by them  pursuant to the reorganization will be the same as their basis in the All-Cap Value Fund shares exchanged; and

7. The holding  period of the Mid-Cap  Value Fund shares to be received by the  shareholders  of the All-Cap Value Fund will include the holding  period of their  All-Cap  Value Fund shares  exchanged  provided  such  All-Cap  Value Fund shares were held as capital assets on the date of the exchange.

         Shareholders  of the All-Cap Value Fund should  consult their tax advisers  regarding the tax  consequences  to them of the
Transaction in light of their  individual  circumstances.  In addition,  because the foregoing  discussion  relates only to the U.S.
federal income tax  consequences  of the  Transaction,  shareholders  also should consult their tax advisers as to state,  local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the Mid-Cap Value Fund shares.

         Shares of the Mid-Cap  Value Fund will be  distributed  to  shareholders  of the All-Cap  Value Fund and will have the same legal  characteristics  as the shares of the  Mid-Cap  Value  Fund with  respect to such  matters as voting  rights,  assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The  following  table sets forth,  as of April 30,  2003 the  capitalization  of shares of the  All-Cap  Value Fund and the
Mid-Cap Value Fund.  The table also shows the projected  capitalization  of the Mid-Cap Value Fund shares as adjusted to give effect to the proposed  Transaction.  The  capitalization  of the Mid-Cap  Value Fund is likely to be  different  when the  Transaction  is consummated.

         Class A

                                            All-Cap  Value     Mid-Cap   Value                            Mid-Cap Value
                                                                                                          Fund Projected
                                            Fund               Fund                Adjustments            after Transaction
                                            (unaudited)        (unaudited)                                (unaudited)

Net assets.................................   19,451,138           44,410,445                                 63,861,583

Total shares outstanding...................    2,318,314            3,263,535           (889,134)*             4,692,715

Net asset value per share..................         8.39                13.61                                      13.61

         Class B

                                                                                                          Mid-Cap Value
                                            All-Cap  Value     Mid-Cap   Value                            Fund Projected
                                            Fund               Fund                Adjustments            after Transaction
                                            (unaudited)        (unaudited)                                (unaudited)

Net assets.................................   27,519,711           87,030,737                                114,550,448

Total shares outstanding...................    3,320,416            6,531,330         (1,255,922)*             8,595,824

Net asset value per share..................         8.29                13.33                                      13.33

         Class C

                                                                                                          Mid-Cap Value
                                            All-Cap  Value     Mid-Cap   Value                            Fund Projected
                                            Fund               Fund                Adjustments            after Transaction
                                            (unaudited)        (unaudited)                                (unaudited)

Net assets.................................   15,313,925           34,961,172                                 50,275,097

Total shares outstanding...................    1,848,097            2,623,202           (699,265)*             3,772,034

Net asset value per share..................         8.29                13.33                                      13.33

         Class X

                                                                                                          Mid-Cap Value
                                            All-Cap  Value     Mid-Cap   Value                            Fund Projected
                                            Fund               Fund                Adjustments            after Transaction
                                            (unaudited)        (unaudited)                                (unaudited)

Net assets.................................    3,894,742           16,582,979                                 20,477,721

Total shares outstanding...................      470,087            1,247,034           (177,249)*             1,539,872

Net asset value per share..................         8.29                13.30                                      13.30

*Reflects the change in shares of Gabelli All-Cap Value upon conversion to Neuberger Berman Mid-Cap Growth.

VOTING INFORMATION

         Shareholders  of record of the  All-Cap  Value Fund on the Record  Date will be  entitled  to vote at the  Meeting.  On the
Record Date, there were 8,222,248 shares of the All-Cap Value Fund issued and outstanding.

         The  presence  in person or by proxy of the  holders of a majority  of the  outstanding  shares of the Fund is  required to constitute a quorum at the Meeting.  Shares  beneficially  held by  shareholders  present in person or  represented  by proxy at the
Meeting will be counted for the purpose of  calculating  the votes cast on the issues  before the  Meeting.  If a quorum is present, the  affirmative  vote of the  holders  of a  majority  of the total  number of shares of capital  stock of the  All-Cap  Value Fund outstanding  and  entitled to vote is  necessary to approve the Plan.  Each  shareholder  will be entitled to one vote for each full share, and a fractional vote for each fractional share of the All-Cap Value Fund held at the close of business on the Record Date.

         Shares  held by  shareholders  present  in person or  represented  by proxy at the  Meeting  will be  counted  both for the purposes  of  determining  the  presence  of a quorum  and for  calculating  the votes cast on the issues  before  the  Meeting.  An abstention  by a  shareholder,  either by proxy or by vote in person at a Meeting,  has the same  effect as a negative  vote.  Under existing  New York  Stock  Exchange  rules,  it is not  expected  that  brokers  will be  permitted  to vote  Fund  shares  in their discretion.  In addition,  there is only one  proposal  being  presented  for a  shareholder  vote.  As a result,  the Fund does not anticipate any broker non-votes.

..........Shareholders  having more than one account in the Fund  generally  will  receive a single  proxy  statement  and a separate proxy card for each account.  It is important to mark, sign, date and return all proxy cards received.

..........In the event that  sufficient  votes to approve the Plan are not received,  the persons named as proxies may propose one or more  adjournments  of the Meeting to permit further  solicitation  of proxies.  Any such  adjournment  will require the affirmative vote of a majority of those shares  represented  at the Meeting in person or by proxy.  The persons named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The Company is not required to hold and will not  ordinarily  hold annual  shareholders'  meetings.  The Board of Directors may call special  meetings of the  shareholders  for action by  shareholder  vote as required by the  Investment  Company Act or the
Company's Articles of Incorporation.

..........Pursuant to rules adopted by the SEC, a shareholder may include in proxy  statements  relating to annual and other meetings of the  shareholders  of the Company certain  proposals for shareholder  action which he or she intends to introduce at such special meetings;  provided,  among other things,  that such proposal is received by the Company a reasonable  time before a solicitation of proxies is made for such meeting.  Timely submission of a proposal does not necessarily mean that the proposal will be included.

         The Board of Directors  intends to bring before the Meeting the matter set forth in the  foregoing  Notice.  The  Directors do not expect any other  business to be brought before the Meeting.  If,  however,  any other matters are properly  presented to the
Meeting for action,  it is intended that the persons  named in the enclosed  proxy will vote in accordance  with their  judgment.  A shareholder  executing  and returning a proxy may revoke it at any time prior to its exercise by written  notice of such  revocation to the Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:

o........By mail, with the enclosed proxy card.

o        In person at the Meeting.

                  o        By phone

                  o        Over the Internet

         If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting  instructions  will be solicited  principally by mailing this  Prospectus/Proxy  Statement and its  enclosures,  but instructions  also may be solicited by telephone,  facsimile,  through  electronic means such as e-mail, or in person by officers or representatives of the Company. In addition, the Company has engaged Georgeson Shareholder  Communications,  Inc.  ("Georgeson"),  a
professional proxy solicitation  firm, to assist in the solicitation of proxies.  As the Meeting date approaches,  you may receive a phone call from a  representative  of Georgeson if the Company has not yet received your vote.  Georgeson may ask you for authority, by telephone, to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The All-Cap  Value Fund and the Mid-Cap  Value Fund are  separate  series of the Company,  which is an open-end  management investment  company  registered  with the SEC under the  Investment  Company Act. Each Fund is, in effect,  a separate  mutual fund.
Detailed  information  about the Company  and each Fund is  contained  in the  Prospectus  for the Funds which is enclosed  with and considered a part of this  Prospectus/Proxy  Statement.  Additional  information  about the Company and each Fund is included in the
Company's  SAI,  dated  March 1,  2003,  which  has  been  filed  with the SEC and is  incorporated  into the SAI  relating  to this
Prospectus/Proxy Statement.

         A copy of the  Company's  Annual  Report to  Shareholders  for the  fiscal  year  ended  October  31,  2002 is part of this
Prospectus/Proxy  Statement.  You may request a free copy of the Company's  Annual Report to Shareholders  for the fiscal year ended
October 31, 2002 by calling 1-800-752-6342 or by writing to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The  Funds  file  proxy  materials,  reports  and  other  information  with the SEC in  accordance  with the  informational requirements  of the  Securities  Exchange Act of 1934 and the Investment  Company Act. These  materials can be inspected and copied at: the SEC's Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional Offices of the SEC located in New York City at 233  Broadway,  New York, NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite 900,  Chicago,  IL 60604.
Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington,  DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder  that  beneficially  owns more than 5% of any class of the All-Cap Value Fund.

----------------------------------------- ------------------------------------ ------------------------------------ --------------
          Fund and Share Class                        Owner Name                             Address                   Percent
                                                                                                                      Ownership
----------------------------------------- ------------------------------------ ------------------------------------ --------------
----------------------------------------- ------------------------------------ ------------------------------------ --------------
ASAF Gabelli All-Cap Value Fund           AS College Savings 85% Equity        100 Heritage Reserve                        6.37%
Class A                                   Attn: Portfolio Support              Menomonee Fls, WI 53051-4400

----------------------------------------- ------------------------------------ ------------------------------------ --------------
----------------------------------------- ------------------------------------ ------------------------------------ --------------
                                          AS College Savings 75% Equity        100 Heritage Reserve                        5.24%
                                          Attn: Portfolio Support              Menomonee Fls, WI 53051-4400

----------------------------------------- ------------------------------------ ------------------------------------ --------------
----------------------------------------- ------------------------------------ ------------------------------------ --------------
                                          Wells Fargo Bank Minnesota NA FBO    P.O. Box 1533                               8.47%
                                          American Skandia  Lifestyle          Minneapolis, MN 55480-1533
                                          Security Plan #5000149000
----------------------------------------- ------------------------------------ ------------------------------------ --------------

*As defined by the  Commission,  a security is  beneficially  owned by a person if that person has or shares  voting power or  investment power with respect to the security.

         As of the Record Date,  the officers and  Directors  of the  Company,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Funds.

                                               EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

   A              Plan of  Reorganization  by American Skandia Advisor Funds,  Inc. on behalf of the ASAF Gabelli All-Cap Value Fund and the ASAF Neuberger Berman Mid-Cap Value Fund

   B              Prospectus for the ASAF Gabelli  All-Cap Value Fund and the ASAF  Neuberger  Berman Mid-Cap Value Fund of American
                  Skandia Advisor Funds, Inc. dated March 1, 2003 (enclosed)

   C              ASAF Annual Report to Shareholders dated October 31, 2002 (enclosed)

   D              Supplements  dated May 16,  2003,  August 1, 2003,  September  16, 2003 and  October 2, 2003 to the ASAF  American
                  Skandia Advisor Funds Inc., dated March 1, 2003 (enclosed)

                                                             EXHIBIT A

                                                       Plan of Reorganization

                                                       PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this 25th day of July,  2003, by American  Skandia  Advisor Funds,
Inc. (the  "Company"),  a business trust  organized  under the laws of the State of Maryland with its principal place of business at
One Corporate Drive,  Shelton,  Connecticut  06484, on behalf of the ASAF Neuberger Berman Mid-Cap Value Fund (the "Acquiring Fund")
and the ASAF Gabelli  All-Cap  Value Fund (the  "Acquired  Fund"),  both series of the Company.  Together,  the  Acquiring  Fund and
Acquired Fund are referred to as the "Funds."

         The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the acquisition by the Acquiring
Fund, of  substantially  all of the property,  assets and goodwill of the Acquired Fund and the  assumption by the Acquiring Fund of all of the  liabilities of the Acquired Fund in exchange  solely for full and fractional  shares of beneficial  interest,  par value
$0.001 each, of the Acquiring Fund  ("Acquiring  Fund Shares");  (ii) the  distribution of Acquiring Fund Shares to the shareholders of the  Acquired  Fund  according  to their  respective  interests  in complete  liquidation  of the  Acquired  Fund;  and (iii) the dissolution  of the  Acquired  Fund as soon as  practicable  after the  closing  (as  defined in Section 3,  hereinafter  called the
"Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate  the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject  to the terms and  conditions  of this Plan,  the  Company on behalf of the  Acquired  Fund shall  convey, transfer and deliver to the Acquiring  Fund at the Closing all of the Acquired  Fund's then existing  assets,  free and clear of all liens,  encumbrances,  and claims whatsoever (other than  shareholders'  rights of redemption),  except for cash, bank deposits,  or cash  equivalent  securities  in an  estimated  amount  necessary  to (i) pay the  costs  and  expenses  in  carrying  out this Plan
(including,  but not limited to, fees of counsel and  accountants,  and expenses of its  liquidation  and  dissolution  contemplated hereunder).  (ii)  discharge  its unpaid  liabilities  on its books at the closing  date (as defined in section 3,  hereinafter  the
"Closing  Date"),  including,  but not limited to, its income  dividends and capital gains  distributions,  if any,  payable for the period  prior to, and  through,  the  Closing  Date;  and (iii) pay such  contingent  liabilities  as the Board of  Directors  shall reasonably  deem to exist  against the Acquired  Fund,  if any, at the Closing  Date,  for which  contingent  and other  appropriate liabilities  reserves shall be established on the Acquired  Fund's books  (hereinafter  "Net Assets").  The Acquired Fund shall also retain any and all rights  that it may have over and  against  any person  that may have  accrued up to and  including  the close of business on the Closing Date.

         (b)      Subject  to the terms and  conditions  of this Plan,  the  Company  on behalf of the  Acquiring  Fund shall at the
Closing  deliver to the Acquired Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired  Fund  ("Acquired  Fund  Shares") on the Closing  Date by the net asset value per share of the  Acquiring
Fund  Shares,  and  multiplying  the result  thereof by the number of  outstanding  Acquired  Fund Shares as of the close of regular trading on the New York Stock  Exchange (the "NYSE") on the Closing  Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Fund shall  distribute pro rata to its shareholders of record as of the close of business on the Closing  Date,  the Acquiring  Fund Shares  received by the Acquired Fund pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished by the  establishment of accounts on the share  records of the Company  relating to the  Acquiring  Fund and noting in such accounts the type and amounts of Acquiring
Fund Shares that former Acquired Fund  shareholders are due based on their respective  holdings of the Acquired Fund as of the close of business on the Closing  Date.  Fractional  Acquiring  Fund Shares shall be carried to the third  decimal  place.  The  Acquiring
Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange.

2.       Valuation.

         (a)      The value of the Acquired  Fund's Net Assets to be transferred  to the Acquiring Fund hereunder  shall be computed as of the close of regular trading on the NYSE on the Closing Date (the "Valuation  Time") using the valuation  procedures set forth in Company's currently effective prospectus.

         (b)      The net asset value of a share of the  Acquiring  Fund shall be  determined  to the third  decimal point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

         (c)      The net asset value of a share of the  Acquired  Fund shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

3.       Closing and Closing Date.

         The  consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the Closing  (the  "Closing  Date")  shall be December  12,  2003,  or such  earlier or later date as  determined  by the  Company's officers.  The Closing shall take place at the principal  office of the Company at 5:00 P.M.  Eastern time on the Closing Date.  The
Company on behalf of the Acquired  Fund shall have  provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be
transferred to the account of the Acquiring Fund at the Acquiring Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech  Center,
Brooklyn,  NY 11245.  Also,  the Company on behalf of the Acquired  Fund shall  produce at the Closing a list of names and addresses of the  shareholders  of record  of the  Acquired  Fund  Shares  and the  number of full and  fractional  shares  owned by each such shareholder,  all as of the Valuation  Time,  certified by its transfer agent or by its President or  Vice-President  to the best of its or his or her  knowledge  and  belief.  The  Company on behalf of the  Acquiring  Fund shall  issue and  deliver a  confirmation evidencing  the  Acquiring  Fund Shares to be credited to the Acquired  Fund's  account on the Closing Date to the  Secretary of the
Company,  or shall provide  evidence  satisfactory  to the Acquired Fund that the Acquiring  Fund Shares have been  registered in an account on the books of the Acquiring Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired Fund is a series of the Company,  a corporation  organized under the laws of the State of Maryland and validly existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the  Investment  Company
Act of 1940, as amended (the "1940 Act"),  as an open-end,  management  investment  company and all of the Acquired Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired Fund is authorized  to issue an unlimited  number of shares of beneficial  interest's acquired Fund shares,  par value $0.001 each, each outstanding  share of which is fully paid,  non-assessable,  freely  transferable and has full voting rights.

         (c)      The financial  statements  appearing in the  Company's  Annual  Report to  Shareholders  for the fiscal year ended
October 31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the  financial  statements  appearing in the  Company's  Semi-Annual
Report to Shareholders  for the period ended April 30, 2003,  fairly present the financial  position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated in conformity  with generally  accepted  accounting  principles applied on a consistent basis.

         (d)      The Company has the necessary  power and authority to conduct the Acquired Fund's business as such business is now being conducted.

         (e)      The Company on behalf of the Acquired  Fund is not a party to or obligated  under any  provision of the  Company's
Amended and Restated Charter or By-laws,  or any contract or any other commitment or obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The Acquired  Fund has elected to be treated as a regulated  investment  company (a "RIC") for federal  income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended (the "Code") and the Acquired  Fund has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing  Date.  The  consummation  of the transactions  contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the  requirements of subchapter M of the
Code.

         (h)      The Acquired  Fund,  or its agents,  (i) holds a valid Form W-8BEN,  Certificate  of Foreign  Status of Beneficial
Owner for United  States  Withholding  (or other  appropriate  series of Form W-8,  as the case may be),  or Form W-9,  Request  for
Taxpayer  Identification  Number and Certification,  for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring  Fund is a series of the Company,  a corporation  organized  under the laws of the State of Maryland and validly  existing and in good standing under the laws of that  jurisdiction.  The Company is duly registered  under the 1940 Act as an open-end,  management  investment  company and all of the  Acquiring  Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the Acquiring  Fund is  authorized  to issue an unlimited  number of shares of beneficial interest's  Acquiring Fund shares,  par value $0.001 each, each  outstanding  share of which is freely paid,  non-assessable,  fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund Shares will be eligible for offering to the public in those states of the United
States and jurisdictions in which the shares of the Acquired Fund are presently  eligible for offering to the public,  and there are a sufficient number of Acquiring Fund Shares  registered under the 1933 Act to permit the transfers  contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the  Company's  Annual  Report to  Shareholders  for the fiscal year ended
October 31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the  financial  statements  appearing in the  Company's  Semi-Annual
Report to Shareholders  for the period ended April 30, 2003,  fairly present the financial  position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated in conformity  with generally  accepted  accounting  principles applied on a consistent basis.

         (e)      The Company has the necessary  power and authority to conduct the  Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any provision of the Company's
Amended and Restated Charter or By-laws,  or any contract or any other commitment or obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The Acquiring  Fund has to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the
Internal  Revenue Code of 1986,  as amended (the "Code") and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The  consummation  of the  transactions  contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The  statement of assets and  liabilities  to be created by the Company for each of the Funds as of the  Valuation
Time for the  purpose of  determining  the number of  Acquiring  Fund  Shares to be issued  pursuant  to Section 1 of this Plan will accurately  reflect  the Net Assets in the case of the  Acquired  Fund and the net  assets in the case of the  Acquiring  Fund,  and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and marketable  title to all of the securities and other assets shown on the  statement of assets and  liabilities  referred to in "(a)"  above,  free and clear of all liens or  encumbrances  of any nature whatsoever,  except such  imperfections  of title or encumbrances  as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Company's  current  effective  prospectus,  there is no material suit,  judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known actual or proposed  deficiency  assessments  with respect to any taxes payable by either of the
Funds.

         (e)      The execution,  delivery,  and performance of this Plan have been duly  authorized by all necessary  action of the
Company's Board of Directors, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      The Company  anticipates  that  consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the necessary  power and  authority to conduct the business of the Funds,  as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company intends to operate each Fund's respective  business as presently conducted between the date hereof and the Closing.

         (b)      The Company  intends that the Acquired Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the Acquired Fund  intends,  if this Plan is  consummated,  to liquidate and dissolve the
Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's Federal and other tax returns and reports  required by law to be filed on or before  such date shall have been filed,  and all  Federal  and other  taxes  shown as due on said  returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e)      At the Closing,  the Company on behalf of the Acquired  Fund intends to have  available a copy of the  shareholder ledger accounts,  certified by the Company's  transfer agent or its President or a  Vice-President  to the best of its or his or her knowledge  and belief,  for all the  shareholders  of record of  Acquired  Fund  Shares as of the  Valuation  Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Company intends to mail to each  shareholder of record of the Acquired Fund entitled to vote at the meeting of its  shareholders  at which action on this Plan is to be considered,  in sufficient  time to comply with  requirements  as to notice thereof,  a Combined  Proxy  Statement and  Prospectus  that complies in all material  respects  with the  applicable  provisions of
Section  14(a) of the  Securities  Exchange  Act of  1934,  as  amended,  and  Section  20(a) of the 1940  Act,  and the  rules  and regulations, respectively, thereunder.

         (g)      The Company  intends to file with the U.S.  Securities and Exchange  Commission a  registration  statement on Form
N-14 under the 1933 Act relating to the Acquiring  Fund Shares  issuable  hereunder  ("Registration  Statements"),  and will use its best  efforts  to  provide  that  the  Registration  Statement  becomes  effective  as  promptly  as  practicable.  At the  time the
Registration  Statement becomes effective,  it will: (i) comply in all material respects with the applicable  provisions of the 1933
Act, and the rules and regulations  promulgated  thereunder;  and (ii) not contain any untrue  statement of material fact or omit to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading.  At the time the
Registration  Statement becomes effective,  at the time of the shareholders'  meeting of the Acquired Fund, and at the Closing Date, the  prospectus  and  statement  of  additional  information  included  in the  Registration  Statement  will not contain any untrue statement  of a  material  fact or omit to state a material  fact  necessary  to make the  statements  therein,  in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with respect to the  Acquiring  Fund and the Acquired Fund shall be subject to the following conditions:

         (a)      That:  (i) all the  representations  and  warranties  contained  herein  concerning  the  Funds  shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii)  performance of all obligations  required by this Plan to be  performed by the Company on behalf of the Funds shall occur prior to the  Closing;  and (iii) the Company  shall execute a  certificate  signed by the President or a Vice  President  and by the  Secretary or  equivalent  officer to the foregoing effect.

         (b)      That the form of this  Plan  shall  have been  adopted  and  approved  by the  appropriate  action of the Board of
Directors of the Company on behalf of the Funds.

         (c)      That the U.S.  Securities and Exchange  Commission  shall not have issued an unfavorable  management  report under
Section 25(b) of the 1940 Act or instituted or threatened to institute any  proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other proceeding shall have been instituted or  threatened  that would  materially  affect the financial  condition of a Fund or would  prohibit the  transactions  contemplated hereby.

         (d)      That the Plan  contemplated  hereby  shall  have  been  adopted  and  approved  by the  appropriate  action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been  declared for each Fund,  prior to the Closing Date that, together  with all  previous  distributions,  shall  have the effect of  distributing  to  shareholders  of each Fund (i) all of its ordinary  income and all of its  capital  gain net  income,  if any,  for the period  from the close of its last  fiscal year to the
Valuation  Time and (ii) any  undistributed  ordinary  income and capital  gain net income from any prior  period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance  satisfactory to it from Messrs.  Stradley Ronon Stevens & Young, LLP, counsel to the Company,  to the effect that, subject in all respects to the effects of bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring Fund Shares to be issued  pursuant to the terms of this Plan have been duly authorized and, when issued and  delivered as provided in this Plan,  will have been validly  issued and fully paid and will be  non-assessable by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required to be taken by the Company  and/or Funds to authorize  and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither  the  execution,  delivery  nor  performance  of this Plan by the Company  violates  any provision of the Company's  Amended and Restated  Charter or By-laws,  or the provisions of any agreement or other  instrument known to such  counsel  to which the  Company is a party or by which the Funds are  otherwise  bound;  this Plan is the  legal,  valid and binding  obligation of the Company and each Fund and is  enforceable  against the Company  and/or each Fund in  accordance  with its terms; and

                           (4)      The Company's  registration  statement,  of which the prospectus dated March 1, 2003 relating to each Fund (the  "Prospectus")  is a part,  is, at the time of the signing of this Plan,  effective  under the 1933 Act,  and, to the best knowledge of such counsel,  no stop order suspending the effectiveness of such registration  statement has been issued,  and no proceedings  for such  purpose  have been  instituted  or are pending  before or  threatened  by the U.S.  Securities  and  Exchange
Commission  under the 1933 Act,  and  nothing  has come to  counsel's  attention  that  causes it to believe  that,  at the time the
Prospectus  became  effective,  or at the time of the  signing of this Plan,  or at the  Closing,  such  Prospectus  (except for the financial  statements and other financial and statistical data included  therein,  as to which counsel need not express an opinion), contained any untrue  statement of a material  fact or omitted to state a material  fact required to be stated  therein or necessary to make the  statements  therein  not  misleading;  and such  counsel  knows of no legal or  government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character  required to be described in the Prospectus that is not described as required.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the  officers of the
Company with regard to matters of fact, and certain  certifications  and written  statements of governmental  officials with respect to the good standing of the Company.

         (g)      That the  Company's  Registration  Statement  with  respect to the  Acquiring  Fund Shares to be  delivered to the
Acquired  Fund's  shareholders  in  accordance  with this Plan  shall  have  become  effective,  and no stop  order  suspending  the effectiveness  of the  Registration  Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing
Date or shall be in effect at Closing,  and no proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the Acquiring  Fund Shares to be delivered  hereunder  shall be eligible for sale by the Acquiring  Fund with each state  commission or agency with which such  eligibility is required in order to permit the Acquiring  Fund Shares  lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That, at the Closing,  there shall be  transferred to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising  at least 90% in fair  market  value of the total net assets and 70% of the fair market  value of the total gross  assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.

         (a)      The Company  represents  and warrants that there are no broker or finders'  fees payable by it in connection  with the transactions provided for herein.

         (b)      The expenses of entering  into and carrying out the  provisions of this Plan shall be borne by [the Funds on a pro rata basis in proportion to the Acquiring Fund's and Acquired Fund's net assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything contained in this Plan to the contrary notwithstanding,  this Plan may be terminated and abandoned at any time (whether before or after approval  thereof by the  shareholders of an Acquired Fund) prior to the Closing or the Closing may be postponed  by the Company on behalf of a Fund by  resolution  of the Board of  Directors,  if  circumstances  develop  that,  in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this  Plan  have not been  consummated  by March 1,  2004,  the Plan  shall automatically terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with  respect to the  Acquiring  Fund or Acquired  Fund,  and neither the  Company,  the  Acquiring  Fund nor the
Acquired Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Company's  Board of Directors  if, in the judgment of such Board of  Directors,  such action or waiver will not have a material  adverse affect on the benefits  intended under this Plan to its  shareholders,  on behalf of whom such action is taken.

         (e)      The  respective  representations  and  warranties  contained  in Sections 4 to 6 hereof  shall  expire with and be terminated by the Plan of  Reorganization,  and neither the Company nor any of its officers,  directors,  agents or shareholders nor the Funds nor any of their  shareholders  shall have any liability  with respect to such  representations  or  warranties  after the
Closing.  This provision  shall not protect any officer,  director,  agent or shareholder of any of the Funds or the Company against any liability to the entity for which that officer,  director,  agent or shareholder so acts or to any of the Company's shareholders to which that officer,  director,  agent or  shareholder  would  otherwise be subject by reason of willful  misfeasance,  bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange  Commission  with respect to this Plan shall be issued prior to the Closing  and shall  impose any terms or  conditions  that are  determined  by action of the Board of  Directors  of the
Company on behalf of the Funds to be  acceptable,  such  terms and  conditions  shall be  binding as if a part of this Plan  without further vote or approval of the  shareholders  of the Acquired Fund,  unless such terms and  conditions  shall result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the  Acquired  Fund in which event,  unless such terms and  conditions  shall have been included in the proxy  solicitation  material  furnished to the  shareholders  of the Acquired Fund prior to the  meeting  at which  the  transactions  contemplated  by this Plan  shall  have been  approved,  this Plan  shall not be consummated  and shall  terminate  unless  the  Company on behalf of the  Acquired  Fund shall  promptly  call a special  meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This Plan  embodies  the entire  plan of the  Company on behalf of the Funds and there are no  agreements,  understandings, restrictions,  or  warranties  between  the  parties  other than those set forth  herein or herein  provided  for.  This Plan may be amended only by the Company on behalf of a Fund in writing.  Neither this Plan nor any interest  herein may be assigned  without the prior written consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Company at One Corporate Drive,  P.O. Box
883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS WHEREOF,  American Skandia Advisor Funds,  Inc., on behalf ASAF Neuberger Berman Mid-Cap Value Fund and the ASAF
Gabelli All-Cap Value Fund, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of

                                                   ASAF Neuberger Berman Mid-Cap Value Fund

                                                   ASAF Gabelli All-Cap Value Fund

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

                                                             EXHIBIT B

                                                   Prospectus dated March 1, 2003

         The  Prospectus  for the ASAF Gabelli  All-Cap  Value Fund and the ASAF  Neuberger  Berman  Mid-Cap  Value Fund of American
Skandia  Advisor  Funds,  Inc.  dated March 1, 2003,  is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

                                                             EXHIBIT C

                                                ANNUAL REPORT dated OCTOBER 31, 2002

         The ASAF Annual  Report to  Shareholders  dated October 31, 2002,  is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

                                                             EXHIBIT D

                       SUPPLEMENTS DATED MAY 16, 2003, AUGUST 1, 2003, September 16, 2003 AND OCTOBER 2, 2003

         The ASAF  supplements  dated  May 16,  2003,  August 1,  2003,  September  16,  2003 and  October  2, 2003 are part of this
Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

                                                               NOTES

                                                                                                                          Pr5  10/03

PRIORITY MAIL
U.S. POSTAGE
PAID
PROXY
TABULATOR One Corporate Drive PO Box 883 Shelton CT 06848
PRIORITY MAIL
3 EASY WAYS TO VOTE YOUR PROXY
1. Automated Touch Tone Voting: Call toll-free 1-800-690-6903 and use the control number shown.
2. On the Internet: Go to www.proxyweb.com and use the control number shown.
3. Mail: Sign, Date and Return this proxy card using the enclosed postage paid envelope.
If you vote by Touch Tone Telephone or the Internet, do not mail this card.
CONTROL NUMBER: 999 999 999 999 99 **** ****
FUND NAME PRINTS HERE
THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN SKANDIA ADVISOR FUNDS, INC. (THE "COMPANY") FOR USE AT THE
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AT 100 MULBERRY STREET, GATEWAY CENTER THREE, 14th FLOOR, NEWARK, NEW JERSEY
07102 ON NOVEMBER 21, 2003 AT 11:00 A.M. EASTERN STANDARD TIME.
The undersigned hereby appoints Edward P. Macdonald, Marguerite E. H. Morrison, and Grace C. Torres and each of them, with full power of substitution, as
proxies of the undersigned to vote at the above stated Special Meeting, and all adjournments thereof, all shares of capital stock of the Fund named above held
of record by the undersigned on the record date for the Meeting, upon the matters set forth on the reverse side of this card, and upon any other matter which
may properly come before the Meeting, at their discretion.
Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be voted FOR the proposal.
Date:________________________
Signature (Please sign in box) Sign here exactly as name(s) appear(s) on left. Joint owners should each sign personally. If only one signs, his or her signature will be binding. If the contract owner is a trust, custodial account or other entity, the name of the trust or the custodial account should be entered and the trustee, custodian, etc. should sign in his or her own name, indicating that he or she is "Trustee," "Custodian," or other applicable designation. If the contract owner is a partnership, the partnership should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."
AS Mergers-R

X Please fill in one of the boxes as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.0
FOR AGAINST ABSTAIN
1. TO APPROVE A PLAN OF REORGANIZATION OF THE COMPANY ON BEHALF OF THE ASAF
GABELLI ALL-CAP VALUE FUND AND THE ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
OF THE COMPANY, THAT PROVIDES FOR THE ACQUISITION OF SUBSTANTIALLY ALL OF THE
ASSETS OF THE ASAF GABELLI ALL-CAP VALUE FUND IN EXCHANGE FOR SHARES OF ASAF
NEUBERGER BERMAN MID-CAP VALUE FUND, THE DISTRIBUTION OF SUCH SHARES TO THE
SHAREHOLDERS OF THE ASAF GABELLI ALL-CAP VALUE FUND, AND THE LIQUIDATION AND
DISSOLUTION OF ASAF GABELLI ALL-CAP VALUE FUND.
0 0 0
PLEASE SIGN ON REVERSE SIDE
Gabelli ACV

                                                STATEMENT OF ADDITIONAL INFORMATION
                                                                FOR
                                                AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                       Dated October 10, 2003

                                                    Acquisition of the Assets of
                                                the ASAF Gabelli All-Cap Value Fund,
                                          a series of American Skandia Advisor Funds, Inc.

                                                By and in exchange for shares of the
                                           the ASAF Neuberger Berman Mid-Cap Value Fund,
                                       also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed delivery of substantially all of the assets of the ASAF Gabelli All-Cap Value Fund for shares of the ASAF Neuberger Berman Mid-Cap Value Fund.

         This SAI  consists  of this Cover  Page and the  following  documents.  Each of these  documents  is  enclosed  with and is legally considered to be a part of this SAI:

                  1.       American Skandia Advisor Fund Inc.'s Statement of Additional Information dated March 1, 2003.

                  2.       Pro Forma after Transaction Financial Statements.

         This SAI is not a Prospectus;  you should read this SAI in conjunction  with the  Prospectus/Proxy  Statement dated October
10,  2003,  relating to the  above-referenced  transaction.  You can  request a copy of the  Prospectus/Proxy  Statement  by calling
1-800-752-6342 or by writing to the American Skandia Advisor Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                                  Attachments to SAI (page 1 of 2)

         The American Skandia Advisor Funds,  Inc.  Statement of Additional  Information dated March 1, 2003 is part of this SAI and will be  provided  to all  shareholders  requesting  this SAI.  For  purposes  of this EDGAR  filing,  the  above-referenced  SAI is incorporated herein by reference to the Company's SAI filed under Rule 497(j) on May 16, 2003.

                                                  Attachments to SAI (page 2 of 2)

         The following are pro forma financial statements that were prepared to indicate the anticipated  financial  information for the combined fund  following the completion of the  reorganization.  They consist of a Pro Forma  Combining  Statement of Assets and
Liabilities;  a Pro Forma Combining Statement of Operations;  notes relating to the combining  Statements;  and a Combined Pro Forma
Schedule of Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF GABELLI ALL-CAP VALUE/ASAF NEUBERGER BERMAN MID-CAP VALUE
APRIL 30, 2003 (UNAUDITED)
                                                                                                                                      ASAF                  ASAF                                       ASAF                   ASAF
COMMON STOCK                                                                                                  ASAF GABELLI      NEUBERGER-BERMAN      NEUBERGER-BERMAN        ASAF GABELLI       NEUBERGER-BERMAN       NEUBERGER-BERMAN
                                                                                                             ALL-CAP VALUE       MID-CAP VALUE         MID-CAP VALUE         ALL-CAP VALUE        MID-CAP VALUE          MID-CAP VALUE
                                                                                                                SHARES              SHARES          PRO FORMA COMBINED         VALUE ($)            VALUE ($)         PRO FORMA COMBINED
Aerospace                            Boeing Co.                                                                        3,000                     -                 3,000                81,840                   -                    81,840
                                     General Dynamics Corp.                                                              800                     -                   800                49,656                   -                    49,656
                                     Lockheed Martin Corp.                                                             2,000                     -                 2,000               100,100                   -                   100,100
                                     Northrop Grumman Corp.                                                            5,600                     -                 5,600               492,520                   -                   492,520
                                     Raytheon Co.                                                                      8,000                     -                 8,000               239,440                   -                   239,440
                                     Sequa Corp. Cl-A                                                                  5,000                     -                 5,000               153,800                   -                   153,800

Automobile Manufacturers             Navistar International Corp.                                                     23,000                     -                23,000               641,700                   -                   641,700
                                     PACCAR, Inc.                                                                      4,500                     -                 4,500               262,845                   -                   262,845

Automotive Parts                     AutoNation, Inc.                                                                  4,000               252,800               256,800                55,400           3,501,280                 3,556,680
                                     BorgWarner, Inc.                                                                  5,000                     -                 5,000               293,350                   -                   293,350
                                     Dana Corp.                                                                       62,000                     -                62,000               575,980                   -                   575,980
                                     Genuine Parts Co.                                                                27,000                     -                27,000               863,190                   -                   863,190
                                     Lear Corp.                                                                            -                88,100                88,100                     -           3,501,094                 3,501,094
                                     Myers Industries, Inc.                                                           12,500                     -                12,500               125,500                   -                   125,500
                                     O' Reilly Automotive, Inc.                                                       10,000                     -                10,000               296,600                   -                   296,600

Beverages                            Coca-Cola Co.                                                                     8,000                     -                 8,000               323,200                   -                   323,200
                                     Constellation Brands, Inc. Cl-A                                                       -               125,500               125,500                     -           3,364,655                 3,364,655
                                     PepsiAmericas, Inc.                                                              90,000                     -                90,000             1,124,100                   -                 1,124,100

Broadcasting                         Gray Television, Inc. Cl-B                                                       11,000                     -                11,000               121,550                   -                   121,550
                                     Grupo Televisa SA [ADR]                                                          29,000                     -                29,000               879,860                   -                   879,860
                                     Liberty Media Corp. Cl-A                                                        127,920                     -               127,920             1,407,120                   -                 1,407,120
                                     Media General, Inc. CL-A                                                          7,000                     -                 7,000               384,720                   -                   384,720
                                     Meredith Corp.                                                                    1,500                     -                 1,500                64,830                   -                    64,830
                                     News Corp. Ltd. [ADR]                                                            34,000                     -                34,000               797,640                   -                   797,640
                                     Scripps, (E.W.) Co. CI-A                                                         21,000                     -                21,000             1,664,250                   -                 1,664,250
                                     UnitedGlobalCom, Inc. Cl-A                                                       40,000                     -                40,000               154,000                   -                   154,000

Building Materials                   American Standard Companies, Inc.                                                     -                36,400                36,400                     -           2,591,316                 2,591,316

Business Services                    Bearingpoint, Inc.                                                                    -               361,200               361,200                     -           2,951,004                 2,951,004
                                     Manpower, Inc.                                                                        -               146,300               146,300                     -           4,810,344                 4,810,344
                                     Viad Corp.                                                                            -               155,500               155,500                     -           3,127,105                 3,127,105

Cable Television                     Adelphia Communications Corp. Cl-A                                               10,000                     -                10,000                 1,800                   -                     1,800
                                     Cablevision Systems New York Group Cl-A                                          75,000                     -                75,000             1,681,500                   -                 1,681,500
                                     Comcast Corp. Cl-A                                                               25,000                     -                25,000               797,750                   -                   797,750
                                     Rogers Communications, Inc. Cl-B                                                 30,000                     -                30,000               393,600                   -                   393,600
                                     Telewest Communications PLC [ADR]                                                 3,000                     -                 3,000                23,700                   -                    23,700
                                     Young Broadcasting, Inc. Cl-A                                                    10,000                     -                10,000               168,100                   -                   168,100

Chemicals                            Great Lakes Chemical Corp.                                                       25,000                     -                25,000               614,000                   -                   614,000
                                     Hercules, Inc.                                                                   45,000                     -                45,000               456,750                   -                   456,750

Clothing  & Apparel                   Liz Claiborne, Inc.                                                                   -                98,100                98,100                     -           3,191,193                 3,191,193
                                     Payless ShoeSource, Inc.                                                              -               161,400               161,400                     -           2,559,804                 2,559,804
                                     Wolverine World Wide, Inc.                                                        2,000                     -                 2,000                36,880                   -                    36,880

Computer Hardware                    Hewlett-Packard Co.                                                              21,351                     -                21,351               348,021                   -                   348,021

Computer Services  & Software         Computer Associates International, Inc.                                               -               206,900               206,900                     -           3,360,056                 3,360,056
                                     EMC Corp.                                                                        30,000                     -                30,000               272,700                   -                   272,700
                                     Microsoft Corp.                                                                   2,000                     -                 2,000                51,140                   -                    51,140
                                     Tech Data Corp.                                                                       -                69,400                69,400                     -           1,665,600                 1,665,600

Conglomerates                        Altria Group, Inc.                                                               15,000                     -                15,000               461,400                   -                   461,400
                                     Cendant Corp.                                                                    36,600                     -                36,600               522,648                   -                   522,648
                                     Honeywell International, Inc.                                                    46,500                     -                46,500             1,097,400                   -                 1,097,400
                                     ITT Industries, Inc.                                                              2,000                     -                 2,000               116,600                   -                   116,600
                                     Johnson Controls, Inc.                                                                -                15,300                15,300                     -           1,258,272                 1,258,272
                                     Tyco International Ltd.                                                           2,000                     -                 2,000                31,200                   -                    31,200

Consumer Products  & Services         ANC Rental Corp.                                                                  5,000                     -                 5,000                   200                   -                       200
                                     Energizer Holdings, Inc.                                                         40,000                     -                40,000             1,152,800                   -                 1,152,800
                                     Gallaher Group PLC [ADR]                                                         11,000                     -                11,000               416,680                   -                   416,680
                                     Gillette Co.                                                                     30,000                     -                30,000               913,500                   -                   913,500
                                     International Flavors  & Fragrances, Inc.                                          1,000                     -                 1,000                31,780                   -                    31,780
                                     Mattel, Inc.                                                                     28,000                     -                28,000               608,720                   -                   608,720
                                     Procter  & Gamble Co.                                                             10,000                     -                10,000               898,500                   -                   898,500
                                     Rayovac Corp.                                                                     9,200                     -                 9,200                95,680                   -                    95,680
                                     Regis Corp.                                                                           -                25,300                25,300                     -             716,749                   716,749
                                     USA Interactive                                                                   1,000                     -                 1,000                29,950                   -                    29,950

Electronic Components  & Equipment    Agere Systems, Inc. Cl-A                                                            776                     -                   776                 1,389                   -                     1,389
                                     Agere Systems, Inc. Cl-B                                                         78,732                     -                78,732               134,632                   -                   134,632
                                     AMETEK, Inc.                                                                      3,000                     -                 3,000               113,100                   -                   113,100
                                     Cooper Industries Ltd. Cl-A                                                      27,000                     -                27,000             1,001,700                   -                 1,001,700
                                     CTS Corp.                                                                        40,000                     -                40,000               334,000                   -                   334,000
                                     Eastman Kodak Co.                                                                10,000                     -                10,000               299,100                   -                   299,100
                                     General Motors Corp. Cl-H                                                        30,000                     -                30,000               354,000                   -                   354,000
                                     Molex, Inc.                                                                      10,000                     -                10,000               203,000                   -                   203,000
                                     Thomas  & Betts Corp.                                                             20,000                     -                20,000               316,200                   -                   316,200
                                     Vishay Intertechnology, Inc.                                                          -               148,500               148,500                     -           1,856,250                 1,856,250

Entertainment  & Leisure              AOL Time Warner, Inc.                                                            48,000                     -                48,000               656,640                   -                   656,640
                                     Brunswick Corp.                                                                       -               124,500               124,500                     -           2,717,835                 2,717,835
                                     Disney, (Walt) Co.                                                               55,000                     -                55,000             1,026,300                   -                 1,026,300
                                     Dover Downs Gaming  & Entertainment, Inc.                                         10,000                     -                10,000                99,400                   -                    99,400
                                     Dover Motorsports, Inc.                                                           5,000                     -                 5,000                16,750                   -                    16,750
                                     Gaylord Entertainment Co. Cl-A                                                   15,600                     -                15,600               324,636                   -                   324,636
                                     World Wrestling Entertainment, Inc.                                              14,000                     -                14,000               127,120                   -                   127,120

Environmental Services               Republic Services, Inc.                                                          20,000                     -                20,000               429,200                   -                   429,200

Financial - Bank  & Trust             Bank of New York Co., Inc.                                                       16,000                     -                16,000               423,200                   -                   423,200
                                     Charter One Financial, Inc.                                                           -                95,100                95,100                     -           2,762,655                 2,762,655
                                     City National Corp.                                                                   -                39,400                39,400                     -           1,622,098                 1,622,098
                                     Comerica, Inc.                                                                        -                46,500                46,500                     -           2,023,215                 2,023,215
                                     FleetBoston Financial Corp.                                                       1,900                     -                 1,900                50,388                   -                    50,388
                                     GreenPoint Financial Corp.                                                            -                57,900                57,900                     -           2,765,304                 2,765,304
                                     North Fork Bancorporation, Inc.                                                       -               102,700               102,700                     -           3,323,372                 3,323,372
                                     Southtrust Corp.                                                                      -                95,200                95,200                     -           2,557,167                 2,557,167
                                     TCF Financial Corp.                                                                   -                71,700                71,700                     -           2,839,320                 2,839,320

Financial Services                   AMBAC Financial Group, Inc.                                                           -                51,150                51,150                     -           2,984,603                 2,984,603
                                     American Express Co.                                                             37,000                     -                37,000             1,400,820                   -                 1,400,820
                                     BKF Capital Group, Inc.                                                           3,000                     -                 3,000                50,850                   -                    50,850
                                     CIT Group, Inc.                                                                       -                99,500                99,500                     -           2,026,815                 2,026,815
                                     Doral Financial Corp.                                                                 -                24,500                24,500                     -             980,245                   980,245
                                     Federated Investors, Inc.                                                             -                63,400                63,400                     -           1,730,186                 1,730,186
                                     IndyMac Bancorp, Inc.                                                                 -               155,600               155,600                     -           3,466,768                 3,466,768
                                     J.P. Morgan Chase  & Co.                                                           7,000                     -                 7,000               205,450                   -                   205,450
                                     Lehman Brothers Holdings, Inc.                                                    2,500                     -                 2,500               157,425                   -                   157,425
                                     Mellon Financial Corp.                                                            2,000                     -                 2,000                52,900                   -                    52,900
                                     Merrill Lynch  & Co., Inc.                                                         8,600                     -                 8,600               353,030                   -                   353,030
                                     Schwab, (Charles) Corp.                                                          20,000                     -                20,000               172,600                   -                   172,600

Food                                 Campbell Soup Co.                                                                25,000                     -                25,000               550,750                   -                   550,750
                                     Dean Foods Co.                                                                        -                20,100                20,100                     -             874,953                   874,953
                                     Del Monte Foods Co.                                                              11,165                71,300                82,465                88,762             566,835                   655,597
                                     Diageo PLC [ADR]                                                                 26,000                     -                26,000             1,157,260                   -                 1,157,260
                                     Flowers Foods, Inc.                                                              24,000                     -                24,000               679,200                   -                   679,200
                                     General Mills, Inc.                                                              14,000                     -                14,000               631,540                   -                   631,540
                                     Heinz, (H.J.) Co.                                                                25,000                     -                25,000               747,000                   -                   747,000
                                     Kellogg Co.                                                                      29,000                     -                29,000               949,460                   -                   949,460
                                     McCormick  & Co., Inc.                                                            16,000                     -                16,000               396,640                   -                   396,640
                                     Ralcorp Holdings, Inc.                                                            1,000                     -                 1,000                24,900                   -                    24,900
                                     Sensient Technologies Corp.                                                      24,000                     -                24,000               530,400                   -                   530,400
                                     Weis Markets, Inc.                                                                6,000                     -                 6,000               191,760                   -                   191,760
                                     Wrigley, (Wm., Jr.) Co.                                                           6,000                     -                 6,000               340,260                   -                   340,260

Healthcare Services                  Anthem, Inc.                                                                          -                45,300                45,300                     -           3,109,392                 3,109,392
                                     DaVita, Inc.                                                                          -               151,800               151,800                     -           3,130,116                 3,130,116
                                     Laboratory Corp. of America Holdings                                                  -                95,000                95,000                     -           2,798,700                 2,798,700
                                     Lincare Holdings, Inc.                                                                -               100,000               100,000                     -           3,037,000                 3,037,000
                                     Omnicare, Inc.                                                                        -               158,700               158,700                     -           4,208,724                 4,208,724
                                     Quest Diagnostics, Inc.                                                               -                42,100                42,100                     -           2,515,475                 2,515,475
                                     Tenet Healthcare Corp.                                                                -               110,800               110,800                     -           1,644,272                 1,644,272
                                     Triad Hospitals, Inc.                                                                 -               103,800               103,800                     -           2,284,638                 2,284,638
                                     Universal Health Services, Inc. Cl-B                                                  -                55,400                55,400                     -           2,142,318                 2,142,318

Hotels  & Motels                      Hilton Hotels Corp.                                                               8,000                     -                 8,000               106,560                   -                   106,560

Industrial Products                  Crane Co.                                                                        25,000                     -                25,000               488,250                   -                   488,250
                                     Mohawk Industries, Inc.                                                               -                61,600                61,600                     -           3,416,952                 3,416,952
                                     Precision Castparts Corp.                                                        15,000                     -                15,000               415,350                   -                   415,350
                                     SPX Corp.                                                                             -                95,300                95,300                     -           3,221,140                 3,221,140

Insurance                            Alleghany Corp.                                                                   1,530                     -                 1,530               260,069                   -                   260,069
                                     Allstate Corp.                                                                    7,000                     -                 7,000               264,530                   -                   264,530
                                     Leucadia National Corp.                                                           2,000                     -                 2,000                76,200                   -                    76,200
                                     Loews Corp.                                                                           -                62,900                62,900                     -           2,595,883                 2,595,883
                                     PartnerRe Ltd.                                                                        -                72,200                72,200                     -           3,862,700                 3,862,700
                                     PMI Group, Inc.                                                                       -                95,600                95,600                     -           2,946,392                 2,946,392
                                     Principal Financial Group, Inc.                                                       -                79,600                79,600                     -           2,316,360                 2,316,360
                                     Radian Group, Inc.                                                                    -                91,200                91,200                     -           3,620,640                 3,620,640
                                     RenaissanceRe Holdings Ltd.                                                           -                83,400                83,400                     -           3,693,786                 3,693,786
                                     UnumProvident Corp.                                                               2,500                     -                 2,500                28,750                   -                    28,750
                                     Wellchoice, Inc.                                                                      -                97,600                97,600                     -           2,078,880                 2,078,880
                                     XL Capital Ltd. Cl-A                                                                  -                42,100                42,100                     -           3,464,830                 3,464,830

Machinery  & Equipment                Deere  & Co.                                                                       9,000                     -                 9,000               396,270                   -                   396,270
                                     Gencorp, Inc.                                                                    12,000                     -                12,000                91,200                   -                    91,200
                                     SPS Technologies, Inc.                                                           24,000                     -                24,000               633,120                   -                   633,120
                                     Tennant Co.                                                                       2,500                     -                 2,500                82,525                   -                    82,525

Medical Supplies  & Equipment         Apogent Technologies, Inc.                                                        5,000                     -                 5,000                85,900                   -                    85,900
                                     Baxter International, Inc.                                                        1,000                     -                 1,000                23,000                   -                    23,000
                                     Invitrogen Corp.                                                                  8,000                     -                 8,000               261,600                   -                   261,600
                                     Owens  & Minor, Inc.                                                               1,000                     -                 1,000                18,600                   -                    18,600
                                     Sybron Dental Specialties, Inc.                                                  30,000                     -                30,000               610,500                   -                   610,500

Office Equipment                     Office Depot, Inc.                                                                    -               225,000               225,000                     -           2,848,500                 2,848,500
                                     Pitney Bowes, Inc.                                                                    -                13,100                13,100                     -             459,941                   459,941

Oil  & Gas                            Apache Corp.                                                                          -                20,748                20,748                     -           1,187,823                 1,187,823
                                     Baker Hughes, Inc.                                                                2,000                     -                 2,000                56,000                   -                    56,000
                                     Devon Energy Corp.                                                                2,840                45,581                48,421               134,190           2,153,721                 2,287,911
                                     El Paso Corp.                                                                    22,000                     -                22,000               165,000                   -                   165,000
                                     ENSCO International, Inc.                                                         4,500                     -                 4,500               114,300                   -                   114,300
                                     Equitable Resources, Inc.                                                         2,000                49,000                51,000                76,840           1,882,580                 1,959,420
                                     Exxon Mobil Corp.                                                                 6,000                     -                 6,000               211,200                   -                   211,200
                                     Halliburton Co.                                                                  10,000                     -                10,000               214,100                   -                   214,100
                                     National Fuel Gas Co.                                                            20,000                     -                20,000               469,200                   -                   469,200
                                     ONEOK, Inc.                                                                       6,000                     -                 6,000               113,820                   -                   113,820
                                     Pioneer Natural Resources Co.                                                         -                96,900                96,900                     -           2,317,848                 2,317,848
                                     Questar Corp.                                                                     5,600                     -                 5,600               169,120                   -                   169,120
                                     Sunoco, Inc.                                                                          -                90,500                90,500                     -           3,367,505                 3,367,505
                                     Watts Industries, Inc.                                                           20,000                     -                20,000               327,000                   -                   327,000
                                     XTO Energy, Inc.                                                                      -                89,700                89,700                     -           1,749,150                 1,749,150

Paper  & Forest Products              International Paper Co.                                                           2,000                     -                 2,000                71,500                   -                    71,500
                                     MeadWestvaco Corp.                                                               18,000                     -                18,000               424,620                   -                   424,620
                                     Schweitzer-Mauduit International, Inc.                                            5,000                     -                 5,000               109,450                   -                   109,450

Pharmaceuticals                      Bristol-Meyers Squibb Co.                                                        26,000                     -                26,000               664,040                   -                   664,040
                                     IVAX Corp.                                                                       10,000                     -                10,000               160,700                   -                   160,700
                                     Pfizer, Inc.                                                                     12,500                     -                12,500               384,375                   -                   384,375
                                     Wyeth                                                                             2,000                     -                 2,000                87,060                   -                    87,060

Printing  & Publishing                Gemstar-TV Guide International, Inc.                                             25,000                     -                25,000               100,250                   -                   100,250
                                     Journal Register Co.                                                              9,000                     -                 9,000               159,390                   -                   159,390
                                     Knight-Ridder, Inc.                                                               8,000                     -                 8,000               516,400                   -                   516,400
                                     Nelson, (Thomas), Inc.                                                            7,500                     -                 7,500                69,375                   -                    69,375
                                     PRIMEDIA, Inc.                                                                  110,000                     -               110,000               286,000                   -                   286,000
                                     Pulitzer, Inc.                                                                   15,500                     -                15,500               722,765                   -                   722,765
                                     Readers Digest Association, Inc.                                                 17,080                     -                17,080               204,960                   -                   204,960
                                     Tribune Co.                                                                      32,000                     -                32,000             1,567,360                   -                 1,567,360
                                     Washington Post Co. Cl-B                                                            500                     -                   500               364,500                   -                   364,500

Railroads                            CSX Corp.                                                                             -                74,400                74,400                     -           2,379,312                 2,379,312

Restaurants                          Brinker International, Inc.                                                           -                60,000                60,000                     -           1,905,000                 1,905,000

Retail  & Merchandising               Foot Locker, Inc.                                                                     -               311,200               311,200                     -           3,423,200                 3,423,200
                                     May Department Stores Co.                                                             -                82,800                82,800                     -           1,790,136                 1,790,136
                                     Pier 1 Imports, Inc.                                                                  -               120,000               120,000                     -           2,227,200                 2,227,200
                                     The Neiman Marcus Group, Inc. Cl-A                                               22,000                     -                22,000               705,100                   -                   705,100

Semiconductors                       Texas Instruments, Inc.                                                          46,000                     -                46,000               850,540                   -                   850,540

Telecommunications                   Alltel Corp.                                                                      9,000                     -                 9,000               421,740                   -                   421,740
                                     AT &T Corp.                                                                       18,000                     -                18,000               306,900                   -                   306,900
                                     AT &T Wireless Services, Inc.                                                     80,000                     -                80,000               516,800                   -                   516,800
                                     BroadWing, Inc.                                                                 135,000                     -               135,000               625,050                   -                   625,050
                                     BT Group PLC [ADR]                                                               10,000                     -                10,000               290,700                   -                   290,700
                                     CenturyTel, Inc.                                                                 20,000                     -                20,000               589,000                   -                   589,000
                                     Corning, Inc.                                                                   155,000                     -               155,000               840,100                   -                   840,100
                                     Deutsche Telekom AG [ADR]                                                        22,001                     -                22,001               294,813                   -                   294,813
                                     France Telecom SA [ADR]                                                           6,000                     -                 6,000               139,680                   -                   139,680
                                     Lucent Technologies, Inc.                                                       217,000                     -               217,000               390,600                   -                   390,600
                                     MMO2 PLC [ADR]                                                                   80,000                     -                80,000               708,800                   -                   708,800
                                     Motorola, Inc.                                                                   25,000                     -                25,000               197,750                   -                   197,750
                                     Nextel Communications, Inc. Cl-A                                                 70,000                     -                70,000             1,035,301                   -                 1,035,301
                                     Ntl Europe, Inc.                                                                    297                     -                   297                    18                   -                        18
                                     Ntl, Inc.-Warrants                                                                  347                     -                   347                   312                   -                       312
                                     Price Communications Corp.                                                       10,000                     -                10,000               122,100                   -                   122,100
                                     Qwest Communications International, Inc.                                        150,000                     -               150,000               565,500                   -                   565,500
                                     Rogers Wireless Communications, Inc. Cl-B                                        25,000                     -                25,000               324,000                   -                   324,000
                                     Rural Cellular Corp.                                                             27,000                     -                27,000                32,400                   -                    32,400
                                     Sprint Corp.                                                                     60,000                     -                60,000               690,600                   -                   690,600
                                     Sprint Corp. (PCS Group)                                                         50,000                     -                50,000               175,000                   -                   175,000
                                     Telephone  & Data Systems, Inc.                                                   15,000                     -                15,000               646,350                   -                   646,350
                                     United States Cellular Corp.                                                     12,000                     -                12,000               288,600                   -                   288,600
                                     Verizon Communications, Inc.                                                     20,000                     -                20,000               747,600                   -                   747,600
                                     Western Wireless Corp. Cl-A                                                      10,000                     -                10,000                61,200                   -                    61,200

Transportation                       GATX Corp.                                                                       27,000                     -                27,000               508,680                                       508,680
                                     Teekay Shipping Corp.                                                                 -                68,000                68,000                     -           2,580,600                 2,580,600

Utilities                            Allegheny Energy, Inc.                                                           10,000                     -                10,000                83,000                   -                    83,000
                                     Aquila, Inc.                                                                     12,000                     -                12,000                33,360                   -                    33,360
                                     CH Energy Group, Inc.                                                             2,900                     -                 2,900               121,945                   -                   121,945
                                     Cinergy Corp.                                                                     8,100                     -                 8,100               276,534                   -                   276,534
                                     Cleco Corp.                                                                       5,600                     -                 5,600                84,000                   -                    84,000
                                     Constellation Energy Group, Inc.                                                 22,000                     -                22,000               644,160                   -                   644,160
                                     DQE, Inc.                                                                        35,000                     -                35,000               476,000                   -                   476,000
                                     DTE Energy Co.                                                                    2,001                     -                 2,001                80,680                   -                    80,680
                                     El Paso Electric Co.                                                             20,000                     -                20,000               226,800                   -                   226,800
                                     Energy East Corp.                                                                     -                45,200                45,200                     -             823,544                   823,544
                                     Entergy Corp.                                                                         -                18,600                18,600                     -             866,946                   866,946
                                     Exelon Corp.                                                                      2,000                49,762                51,762               106,080           2,639,376                 2,745,456
                                     FPL Group, Inc.                                                                       -                14,600                14,600                     -             888,702                   888,702
                                     Great Plains Energy, Inc.                                                         8,800                     -                 8,800               230,296                   -                   230,296
                                     Mirant Corp.                                                                     65,000                     -                65,000               215,150                   -                   215,150
                                     NiSource, Inc.                                                                    4,000                     -                 4,000                75,600                   -                    75,600
                                     NUI Corp.                                                                         2,400                     -                 2,400                33,768                   -                    33,768
                                     Pepco Holdings, Inc.                                                                  -                76,200                76,200                     -           1,309,116                 1,309,116
                                     PPL Corp.                                                                             -                32,200                32,200                     -           1,165,640                 1,165,640
                                     Public Service Enterprise Group, Inc.                                             3,000                     -                 3,000               115,410                   -                   115,410
                                     Sierra Pacific Resources                                                         40,000                     -                40,000               147,600                   -                   147,600
                                     SJW Corp.                                                                         1,500                     -                 1,500               126,750                   -                   126,750
                                     Teco Energy, Inc.                                                                35,000                     -                35,000               377,650                   -                   377,650
                                     UIL Holdings Corp.                                                                2,000                     -                 2,000                72,220                   -                    72,220
                                     Unisource Energy Corp.                                                            3,000                     -                 3,000                53,490                   -                    53,490
                                     Westar Energy, Inc.                                                              48,000                     -                48,000               674,880                   -                   674,880
                                     Wisconsin Energy Corp.                                                           12,300                     -                12,300               323,859                   -                   323,859
                                     Xcel Energy, Inc.                                                                20,000                     -                20,000               270,400                   -                   270,400

TOTAL COMMON STOCK
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
   (COST $74,967,461, $163,698,278,  & $238,665,739 RESPECTIVELY)                                                   3,990,540             6,237,141            10,227,681            65,678,757         165,750,131               231,428,888
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

FOREIGN STOCK
Medical Supplies  & Equipment         Mettler-Toledo International, Inc. -- (CHF)                                           -                56,300                56,300                     -           1,998,650                 1,998,650

Oil  & Gas                            Talisman Energy, Inc. -- (CAD)                                                        -                63,600                63,600                     -           2,537,004                 2,537,004

Railroads                            Canadian National Railway Co. -- (CAD)                                                -                48,700                48,700                     -           2,368,281                 2,368,281
TOTAL FOREIGN STOCK
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
   (COST $0, $6,714,359,  & $6,714,359 RESPECTIVELY)                                                                        -               168,600               168,600                     -           6,903,935                 6,903,935
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS
Registered Investment Companies
                                     Temporary Investment Cash Fund                                                  219,482             9,174,075             9,393,557               219,482           9,174,075                 9,393,557
                                     Temporary Investment Fund                                                       219,481                     -               219,481               219,481                   -                   219,481
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                         438,963             9,174,075             9,613,038               438,963           9,174,075                 9,613,038
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
   (COST $438,963, $9,174,075,  & $9,613,038 RESPECTIVELY)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
Certificates of Deposits
                                     American Express Centurion                    1.34%         1/27/2004               379                 1,275                 1,654               379,489           1,275,082                 1,654,571
                                     Bear Stearns Co., Inc.                        1.37%         1/16/2004             1,212                 2,168                 3,380             1,212,481           2,168,481                 3,380,962
                                     Bear Stearns Co., Inc.                        1.43%         1/15/2004                96                   172                   268                95,691             172,245                   267,936
                                     Dresdner Bank                                 1.78%         10/6/2003                30                 3,363                 3,393                29,712           3,363,388                 3,393,100
                                     Goldman Sachs Group, Inc.                     1.30%          3/8/2004               120                    30                   150               119,567              29,593                   149,160
                                     KBC Bank                                      1.26%          5/1/2003               982                 1,462                 2,444               981,979           1,461,700                 2,443,679
                                     Merrill Lynch  & Co., Inc.                     1.48%          5/1/2003             3,000                 2,067                 5,067             3,000,411           2,066,683                 5,067,094
                                     Morgan Stanley Dean Witter Corp.              1.33%         11/7/2003             1,608                 2,576                 4,184             1,607,912           2,575,833                 4,183,745
                                     Morgan Stanley Dean Witter Corp.              1.59%        11/10/2003               611                     -                   611               610,582                   -                   610,582
                                     National City Bank                            1.59%        11/10/2003                 -                 6,442                 6,442                     -           6,441,686                 6,441,686
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,038                19,555                27,593             8,037,824          19,554,691                27,592,515
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

Commercial Paper
                                     Concord Minutemen Capital                     1.27%         5/15/2003               396                     -                   396               396,205                   -                   396,205
                                     Enterprise Funding Corp.                      1.27%         5/15/2003               750                   235                   985               750,214             235,091                   985,305
                                     Fairway Finance Corp.                         1.27%         5/15/2003               155                     -                   155               154,779                   -                   154,779
                                     Lexington Parker Capital Corp.                1.27%         5/22/2003               276                     -                   276               276,042              90,878                   366,920
                                     Sheffield Receivables Corp.                   1.27%         5/20/2003                 -                 3,401                 3,401                     -           3,401,023                 3,401,023
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,577                 3,636                 5,213             1,577,240           3,726,992                 5,304,232
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

Non-Registered Investment Companies
                                     Institutional Money Market Trust                                                  8,538                 4,937                13,475             8,537,504           4,936,980                13,474,484
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned
(COST $18,152,568, $28,218,663,  & $46,371,231 RESPECTIVELY)                                                           18,153                28,128                46,281            18,152,568          28,218,663                46,371,231
                                                                                                           ----------------------------------------------------------------------------------------------------------------------------------

Total Investments
   (COST $93,558,992, $207,805,375,  & $301,364,367 RESPECTIVELY)                                                                                                                    84,270,288         210,046,804               294,317,092

Liabilities in Excess of Other Assets                                                                                                                                              (18,090,772)        (27,061,471)              (45,152,243)

                                                                                                                                                                         --------------------------------------------------------------------
Net Assets                                                                                                                                                                        $ 66,179,516       $ 182,985,333             $ 249,164,849
                                                                                                                                                                         --------------------------------------------------------------------

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

Definition of Abbreviations and Annotations
----------------------------------------------------------------------------------------------------------------------

The following abbreviations are used throughout the Schedules of Investments:

Security Descriptions:                                      Countries/Currencies:
ADR-American Depositary Receipt                             CAD-Canada/Canadian Dollar
                                                            CHF-Switzerland/Swiss Franc

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 --------------------------------------------------------------------
                                                                                                                                                       Pro Forma
                                                                                                                         ASAF                         Combined ASAF
                                                                                                  ASAF Gabelli         Neuberger Berman               Neuberger-Berman
                                                                                                  All-Cap Value          Mid-Cap Value  Adjustments    Mid-Cap Value
                                                                                                ----------------------------------------------------  ---------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value (B)                    84,270,288  $      210,046,804 $             $ 294,317,092
    Cash                                                                                                         -           1,523,129                   1,523,129
    Receivable for:
        Securities sold                                                                                    235,411             504,655                     740,066
        Dividends and interest                                                                              87,876              81,172                     169,048
        Future Variation Margin                                                                                  -                   -                           -
        Fund shares sold                                                                                    48,817             235,378                     284,195
    Unrealized appreciation on foreign curreny exchange contracts                                                -                   -                           -
    Receivable from Investment Manager                                                                           -                   -                           -
    Prepaid Expenses                                                                                        21,867              25,601                      47,468
                                                                                                 -----------------   -----------------  ------------  ------------
        Total Assets                                                                                    84,664,259         212,416,739             -   297,080,998
                                                                                                 ------------------   -----------------  ------------  ------------

Liabilities
    Cash overdraft                                                                                               -                   -                           -
    Payable to Investment Manager                                                                           27,999             100,766                     128,765
    Payable upon return of securities lent                                                              18,152,568          28,218,663                  46,371,231
    Payable for:
        Securities purchased                                                                               107,077             542,045                     649,122
        Fund shares redeemed                                                                                69,438             258,857                     328,295
        Futures Variation Margin                                                                                 -                   -                           -
        Distribution Fees                                                                                   44,215             127,894                     172,109
    Accrued expenses and other liabilities                                                                  83,446             183,181                     266,627
                                                                                                 -----------------   -----------------  ------------  ------------
        Total Liabilities                                                                               18,484,743          29,431,406             -    47,916,149
                                                                                                 ------------------   -----------------  ------------  ------------
Net Assets                                                                                              66,179,516  $      182,985,333             - $ 249,164,849
                                                                                                 ==================   =================  ============  ============

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                                          7,957  $           13,665 $             $      21,622
Additional paid-in capital                                                                              84,979,854         187,373,621                 272,353,475
Undistributed net investment income (loss)                                                                (113,773)           (912,909)                 (1,026,682)
Accumulated net realized gain (loss) on investments                                                     (9,405,818)         (5,730,473)                (15,136,291)
Accumulated net unrealized appreciation (depreciation) on investments                                   (9,288,704)          2,241,429                  (7,047,275)
                                                                                                 ------------------   -----------------  ------------  ------------
Net Assets                                                                                              66,179,516  $      182,985,333             - $ 249,164,849
                                                                                                 ==================   =================  ============  ============
(A) Investments at cost                                                                                 93,558,992  $      207,805,375             - $ 301,364,367
                                                                                                 ==================   =================  ============  ============
(B) Securities Loaned at Value                                                                          17,380,641  $       27,044,760             -    44,425,401
                                                                                                 ==================   =================  ============  ============

                                                                                                                                                          Pro Forma
                                                                                                                             ASAF                         Combined ASAF
                                                                                                     ASAF Gabelli       Neuberger Berman                  Neuberger-Berman
                                                                                                     All-Cap Value        Mid-Cap Value    Adjustments    Mid-Cap Value
                                                                                                 ----------------------------------------------------  ---------------
                                                                       NET ASSET VALUE:
                                                                           Class A:  Net Assets         19,451,138          44,410,445                  63,861,583
                                                                              Shares Outstanding         2,318,314           3,263,535      (889,134)*   4,692,715
                                                                              Net Asset Value
                                                                              Per Share                       8.39               13.61                       13.61

                                                                           Class B:  Net Assets         27,519,711          87,030,737                 114,550,448
                                                                              Shares Outstanding         3,320,416           6,531,330    (1,255,922)*   8,595,824
                                                                              Net Asset Value
                                                                              Per Share                       8.29               13.33                       13.33

                                                                           Class C:  Net Assets         15,313,925          34,961,172                  50,275,097
                                                                              Shares Outstanding         1,848,097           2,623,202      (699,265)*   3,772,034
                                                                              Net Asset Value
                                                                              Per Share                       8.29               13.33                       13.33

                                                                           Class X:  Net Assets           3,894,742          16,582,979                  20,477,721
                                                                              Shares Outstanding            470,087           1,247,034      (177,249)*   1,539,872
                                                                              Net Asset Value
                                                                              Per Share                        8.29               13.30                       13.30

*Reflects the change in shares of Gabelli All-Cap Value upon conversion to
Neuberger Berman Mid-Cap Value.

----------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

-------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                     Pro Forma
                                                                                           ASAF                                    Combined ASAF
                                                                   ASAF Gabelli         Neuberger Berman                         Neuberger-Berman
                                                                   All-Cap Value          Mid-Cap Value     Adjustments            Mid-Cap Value
                                                                       ----------------------------------------------------           ------------
Investment Income
            Interest                                                $        9,470         $      19,144                          $       28,614
            Dividends                                                    1,277,887             2,433,069                               3,710,956
            Security Lending                                                30,623                55,532                                  86,155
            Foreign taxes withheld                                         (13,327)               (8,782)                                (22,109)
                                                                      -------------           -----------                            ------------
                                                                                                           ---------------
                    Total Investment Income                              1,304,653             2,498,963                -              3,803,616
                                                                      -------------           -----------  ---------------           ------------

Expenses
            Advisory fees                                                  664,734             1,829,806          (35,007)(a)          2,459,533
            Shareholder servicing fees                                     390,331               869,693           (6,638)(b)          1,253,386
            Administration and accounting fees                              67,955               149,811          (45,988)(c)            171,778
            Custodian fees                                                  (1,592)               (2,323)             883 (d)             (3,032)
            Distribution Fees - Class A                                     93,173               235,188                                 328,361
            Distribution Fees - Class B                                    301,331               995,477                               1,296,808
            Distribution Fees - Class C                                    170,981               387,105                                 558,086
            Distribution Fees - Class X                                     41,056               180,143                                 221,199
            Legal Fees                                                       2,813                 7,812                                  10,625
            Audit Fees                                                       6,751                19,791           (1,013)(e)             25,529
            Directors Fees                                                   4,307                12,877                                  17,184
            Registration Fees                                               52,766                68,735          (48,545)(f)             72,956
            Printing and Postage Expenses                                   56,855               166,530           (2,843)(g)            220,542
            Pricing Fees                                                    16,983                 3,936          (16,983)(h)              3,936
            Miscellaneous expenses                                           7,212                14,797                                  22,009
                                                                      -------------           -----------  ---------------           ------------
                    Total Expenses                                       1,875,656             4,939,378         (156,134)             6,658,900
                    Less: Expense Reimbursements                          (324,423)             (396,778)         156,134 (i)           (565,067)
                                                                      -------------           -----------  ---------------           ------------
                    Net Expenses                                         1,551,233             4,542,600                -              6,093,833
                                                                      -------------           -----------  ---------------           ------------

Net Investment Income (Loss)                                              (246,580)           (2,043,637)               -             (2,290,217)
                                                                      -------------           -----------  ---------------           ------------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                                (8,171,495)           (9,966,035)                            (18,137,530)
              Futures Contracts                                                  -                     -                                       -
              Written Options Contracts                                          -                     -                                       -
              Swap Agreements                                                    -                     -                                       -
               Foreign currency transactions                                     -                     -                                       -
                                                                                              -----------
                                                                      -------------                        ---------------           ------------
            Net Realized Gain (Loss)                                    (8,171,495)           (9,966,035)                            (18,137,530)
                                                                      -------------           -----------  ---------------           ------------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                               (6,862,513)           (22,723,804)                           (29,586,317)
               Futures Contracts                                                 -                     -                                       -
               Written Options Contracts                                         -                     -                                       -
               Swap Agreements                                                   -                     -                                       -
               Translation of assets and liabilities denominated                 -                     -                                       -
                 in foreign currencies                                           -                     -                                       -
                                                                                              -----------                            ------------
                                                                      -------------                        ---------------
            Net change in unrealized appreciation (depreciation)        (6,862,513)           (22,723,804)                           (29,586,317)
                                                                      -------------           -----------  ---------------           ------------
                                                                                                           ---------------
            Net gain (loss) on investments                             (15,034,008)           (32,689,839)                           (47,723,847)
                                                                      -------------           -----------  ---------------           ------------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                                       $  (15,280,588)         $ (34,733,476)              -          $ (50,014,064)
                                                                      =============           ===========  ===============           ============

-------------------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects savings in advisory fees from the lower advisory fee rate of the acquiring Fund.
(b) Reflects savings in shareholder servicing fees from the consolidation of Fund shareholder accounts.
(c) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(d) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(e) Reflects savings in audit fees from the elimination of the audit of one Fund.
(f) Reflects savings in state registration fees from the consolidation of Fund assets.
(g) Reflects savings in printing expense from the elimination of one Fund.
(h) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(i) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF Gabelli All-Cap Value Fund  and the
ASAF Neuberger Berman Mid-Cap Value Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Neuberger Berman Mid-Cap Value Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Neuberger Berman Mid-Cap Value Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the
Funds.

                                                   AMERICAN SKANDIA ADVISOR FUNDS
                                                  FILE NOS. 333-108375 & 811-08085

                                                             FORM N-14

                                                               PART C

OTHER INFORMATION

ITEM 15. Indemnification

         Section  2-418  of the  General  Corporation  Law of the  State of  Maryland  provides  for  indemnification  of  officers, directors,  employees and agents of a Maryland  corporation.  With respect to  indemnification  of the officers and directors of the
Registrant,  and of other  employees  and agents to such extent as shall be  authorized  by the Board of Directors or the By-laws of the  Registrant  and be permitted by law,  reference  is made to Article  VIII,  Paragraph  (a)(5) of the  Registrant's  Articles of
Incorporation and Article V of the Registrant's By-laws, both filed herewith.

         With respect to liability of the Investment  Manager to Registrant or to  shareholders  of ASAF Gabelli  All-Cap Value Fund under the Investment  Management  Agreements,  reference is made to Section 13 of each form of Investment Management Agreement filed herewith.

         With respect to the  Sub-Advisors'  indemnification  under the  Sub-Advisory  Agreements  of the  Investment  Manager,  any
affiliated  person  within the meaning of Section  2(a)(3) of the  Investment  Company Act of 1940,  as amended (the "ICA"),  of the
Investment  Manager and each person,  if any, who controls the Investment  Manager within the meaning of Section 15 of the 1933 Act, as amended (the "1933 Act"), reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith.

         With  respect to  Registrant's  indemnification  of American  Skandia  Marketing,  Incorporated  (the  "Distributor"),  its
officers  and  directors  and any person who  controls  the  Distributor  within the meaning of Section 15 of the 1933 Act,  and the
Distributor's  indemnification of Registrant,  its officers and directors and any person who controls Registrant, if any, within the meaning of the 1933 Act, reference is made to Section 10 of the form of Underwriting and Distribution Agreement filed herewith.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated by reference to the previously filed document  indicated below,  except Exhibits 12(A) and
14(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles  of  Incorporation  of  Registrant  as filed on March 10,  1997 and  Articles  of  Amendment  of
                           Registrant dated November 11, 2002 previously filed with Post-Effective  Amendment No. 23 to Registration
                           Statement filed on Form N-1A on December 26, 2002.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws of Registrant  previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement
                           filed on Form N-1A on May 9, 2003.

         (3)      Copies of any voting trust  agreement  affecting  more than five percent of any class of equity  securities of the
                  Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The  Plan  of  Reorganization  is  included  in  this  registration  statement  as  Exhibit  A  to  the
                             Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining the rights of holders of the securities  being  registered  including,  where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles of Incorporation and By-laws of the Registrant filed with  Post-Effective  Amendment No. 23 to
                  Registration Statement filed on Form N-1A on December 26, 2002.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

     (A) Investment Management Agreement between American Skandia Advisor Funds, Inc., and each of Prudential Investments LLC, and
     American Skandia Investment Services, Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund was previously filed with
     Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (B)      Investment  Management  Agreement  between American  Skandia Advisor Funds,  Inc., and each of Prudential
                           Investments LLC, and American Skandia Investment  Services,  Inc. for the ASAF Gabelli All-Cap Value Fund
                           was previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May 9, 2003.

                  (C)      Sub-Advisory  Agreement  between  American  Skandia  Investment  Services,  Incorporated  and  Prudential
                           Investments LLC and Neuberger  Berman  Management  Inc.. for the ASAF Neuberger Berman Mid-Cap Value Fund
                           was previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May 9, 2003.

                  (D)      Sub-Advisory  Agreement  between  American  Skandia  Investment  Services,  Incorporated  and  Prudential
                           Investments LLC and GAMCO  Investors,  Inc. for the ASAF Gabelli All-Cap Value Fund was previously  filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (7)      Copies of each  underwriting  or distribution  contract  between the Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Form of Sales  Agreement  with  American  Skandia  Marketing,  Incorporated  was  previously  filed  with
                           Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 9, 1997.

         (8)      Copies of all bonus, profit sharing,  pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or  officers of the  Registrant  in their  capacity  as such.  Furnish a  reasonably  detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements  and depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Form of Custody  Agreement  between  Registrant and PNC Bank was previously  filed with  Post-Effective  Amendment No. 2 to
                           Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Amendment to Custody Agreement between Registrant and PNC Bank was previously filed with  Post-Effective  Amendment
                           No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(C)      Form of Custody  Agreement  between  Registrant and Morgan Stanley Trust Company was previously  filed with  Post-Effective
                           Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(D)      Form of Foreign Custody Manager  Delegation  Amendment between Registrant and The Chase Manhattan Bank was previously filed with Post-Effective Amendment No. 15 to Registration Statement filed on Form N-1A on July 16, 2001.

(E)      Form of Amendment to Custody Agreement between  Registrant and PFPC Trust Company filed with  Post-Effective  Amendment No.
                           10 Registration Statement filed on Form N-1A on March 2, 2000.

(F)      Form of Transfer Agency and Service  Agreement  between  Registrant and American Skandia Fund Services,  Inc was previously filed with  Post-Effective  Amendment No. 17 to Registration  Statement filed on Form N-1A on October 11,
                           2001.

(G)      Form of Sub-transfer  Agency and Service Agreement  between American Skandia Fund Services,  Inc. and Boston Financial Data
                           Services,  Inc was previously filed with Post-Effective  Amendment No. 20 to Registration Statement filed on Form N-1A on March 1, 2002.

         (10)     Copies of any plan entered into by Registrant  pursuant to Rule 12b-1 under the 1940 Act and any  agreements  with any person relating to implementation  of the plan, and copies of any plan entered into by Registrant  pursuant to
                  Rule 18f-3  under the 1940 Act,  any  agreement  with any  person  relating  to  implementation  of the plan,  any amendment  to the plan,  and a copy of the  portion of the  minutes of the  meeting of the  Registrant's  trustees describing any action taken to revoke the plan;

                  (A)        Form of  Distribution  and  Service  Plan  for  Class A Shares  previously  filed  with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (B)        Form of  Distribution  and  Service  Plan  for  Class B Shares  previously  filed  with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (C)        Form of  Distribution  and  Service  Plan  for  Class C Shares  previously  filed  with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (D)        Form of  Distribution  and  Service  Plan  for  Class X Shares  previously  filed  with  Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (E)        Form of Distribution and Service Plan for New Class X Shares previously filed with Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

         (11)     An opinion and consent of counsel as to the legality of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously filed with Post-Effective  Amendment No. 24 to Registration
                           Statement filed on Form N-1A on February 28, 2003.

         (12)     An opinion,  and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the
                  Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences to Shareholders is filed herewith as Exhibit 12(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(A)      Form of Administration  Agreement between Registrant and PFPC Inc. was previously filed with  Post-Effective  Amendment No.
                           2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Administration  Agreement between  Registrant and American Skandia  Investment  Services,  Incorporated  previously filed with  Post-Effective  Amendment No. 12 to  Registration  Statement filed on Form N-1A on August 22,
                           2000.

         (14)     Copies of any other  opinions,  appraisals,  or rulings,  and consents to their use,  relied on in  preparing  the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent filed herewith.

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney  previously  filed with  Post-Effective  Amendment No. 25 to  Registration  Statement
                            filed on Form N-1A on May 9, 2003.

         (17)     Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17.  Undertakings

                  None

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized, in the City of Shelton, and State of Connecticut, on the 29th day of October, 2003.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Assistant Secretary

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Judy A. Rice*                                    President & Director                    10/29/03
-----------------                                                                                ------
Judy A. Rice

/s/ David E.A. Carson*                               Director                                    10/29/03
----------------------                                                                           ------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Assistant Treasurer                         10/29/03
------------------------                                                                         ------
Richard G. Davy, Jr.

/s/ Robert E. LaBlanc*                               Director                                    10/29/03
----------------------                                                                           ------
Robert E. LaBlanc

/s/ Douglas H. McCorkindale*                         Director                                    10/29/03
----------------------------                                                                     ------
Douglas H. McCorkindale

/s/ Stephen P. Munn*                                 Director                                    10/29/03
--------------------                                                                             ------
Stephen P. Munn

/s/Richard A. Redeker*                               Director                                    10/29/03
----------------------                                                                           ------
Richard A. Redeker

/s/Robin B. Smith*                                   Director                                    10/29/03
------------------                                                                               ------
Robin B. Smith

/s/Stephen Stoneburn*                                Director                                    10/29/03
---------------------                                                                            ------
Stephen Stoneburn

/s/ Clay t. Whitehead*                               Director                                    10/29/03
----------------------                                                                           ------
Clay T. Whitehead

/s/Robert F. Gunia*                                  Director                                    10/29/03
-------------------                                                                              ------
Robert F. Gunia

                                            *By: /s/ Edward P. Macdonald
                                                 -----------------------
                                                  Edward P. Macdonald
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                                   AMERICAN SKANDIA ADVISOR FUNDS
                                                REGISTRATION STATEMENT ON FORM N-14
                                                           EXHIBIT INDEX

              EXHIBIT NO.  DESCRIPTION

                  (12)(A)           Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

                  (14)(A)           Consent of Auditors